[GRAPHIC: PHOTO COLLAGE OF BUILDINGS]

                                                              Nations
                                                              Short-Term
                                                              Income Fund

                                                              Nations
                                                              Short-Intermediate
                                                              Government Fund

                                                              Nations
                                                              Government
                                                              Securities Fund

                                                              Nations
                                                              Intermediate
                                                              Bond Fund

                                                              Nations
                                                              Strategic Fixed
                                                              Income Fund

                                                              Nations
                                                              U.S. Government
                                                              Bond Fund

                                                              Nations
                                                              Diversified
                                                              Income Fund


GOVERNMENT &
CORPORATE BOND FUNDS

Semiannual report for the period
ended September 30, 1999


                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30, 1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            * The Dow Jones Industrial Average is a
                              price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price
                              Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       - Nations Short-Term Income Fund                              3
                                       - Nations Short-Intermediate Government Fund                  6
                                       - Nations Government Securities Fund                          8
                                       - Nations Intermediate Bond Fund                             12
                                       - Nations Strategic Fixed Income Fund                        13
                                       - Nations U.S. Government Bond Fund                          17
                                       - Nations Diversified Income Fund                            19
                                     Statements of operations                                       22
                                     Statements of changes in net assets                            24
                                     Schedules of capital stock activity                            26
                                     Financial highlights                                           34
                                     Notes to financial statements                                  48
                                     Statement of net assets -- Nations Master Investment Trust     55
                                       - Nations Intermediate Bond Portfolio                        55
                                     Statement of operations                                        58
                                     Statement of changes in net assets                             59
                                     Supplementary data                                             59
                                     Notes to financial statements                                  60

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Short-Term Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 23.6%
            ASSET-BACKED -- AUTO LOANS -- 4.4%
 $ 7,900    BankBoston RV Trust, Series 1997-1,
              Class A-7,
              6.480% 07/15/08......................  $  7,896
  10,400    Premier Auto Trust, Series 1997-2,
              Class A-5,
              6.320% 03/06/02......................    10,406
                                                     --------
                                                       18,302
                                                     --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 8.0%
   7,000    Discover Card Master Trust, Series
              1995-2, Class A,
              6.550% 02/18/03......................     7,033
   5,000    Metris Master Trust, Series 1997-1,
              Class B,
              7.110% 10/20/05......................     5,009
   5,500    Prime Credit Card Master Trust, Series
              1992-2, Class B2,
              7.950% 11/15/02......................     5,526
   5,980    Sears Credit Account Master Trust,
              Series 1998-1, Class A,
              5.800% 08/15/05......................     5,954
  10,300    Spiegel Master Trust, Series 1995-A,
              Class A,
              7.500% 09/15/04......................    10,382
                                                     --------
                                                       33,904
                                                     --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 7.4%
     516    EQCC Home Equity Loan Trust, Series
              1996-2, Class A2,
              6.700% 09/15/08......................       516
  11,477    EQCC Home Equity Loan Trust, Series
              1998-1, Class A4F,
              6.459% 03/15/21......................    11,345
  12,000    GE Capital Mortgage Services, Inc.,
              Series 1997-HE4, Class A3,
              6.590% 12/25/12......................    11,982
   7,300    Residential Asset Securities
              Corporation, Series 1999-KS1, Class
              AI3,
              6.110% 05/25/25......................     7,123
                                                     --------
                                                       30,966
                                                     --------
            ASSET-BACKED -- OTHER -- 3.8%
   7,936    Fingerhut Master Trust, Series 1998-1,
              Class B,
              6.290% 02/15/05......................     7,902
   8,000    First Sierra Receivables, Series
              1999-1, Class A4,
              5.730% 09/15/04......................     7,802
                                                     --------
                                                       15,704
                                                     --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $99,778).......................    98,876
                                                     --------
            CORPORATE BONDS AND NOTES -- 58.6%
            BANKING AND FINANCE -- 8.6%
   4,000    Banco Latinoamericano SA
              7.400% 09/21/01......................     3,998
   7,000    First Chicago NBD Corporation, Sr.
              Notes,
              6.250% 07/21/00......................     7,001
   5,050    First Maryland Bancorp,
              8.375% 05/15/02......................     5,241
   5,125    Golden State Holdings, Escrow
              Corporation,
              7.000% 08/01/03......................     4,922

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            BANKING AND FINANCE -- (CONTINUED)
 $ 4,000    Popular, Inc., MTN,
              6.375% 09/15/03......................  $  3,909
   5,750    Union Planters National Bank, Notes,
              6.470% 10/29/99......................     5,754
   5,000    Wells Fargo Company,
              6.500% 09/03/02......................     4,980
                                                     --------
                                                       35,805
                                                     --------
            BROKERAGE SERVICES -- 12.7%
   6,000    Bear Stearns Company, Inc.,
              6.450% 08/01/02......................     5,943
   4,500    Donaldson Lufkin and Jenrette,
              5.875% 04/01/02......................     4,406
   6,000    Goldman Sachs Group LP,
              7.125% 03/01/03(+)...................     6,063
   4,000    Lehman Brothers Holdings, Inc.,
              6.500% 07/18/00......................     4,001
   6,700    Lehman Brothers Holdings, Inc.,
              6.200% 01/15/02......................     6,594
   7,000    Morgan Stanley Dean Witter and Company,
              7.580% 06/11/01......................     7,136
   3,000    Morgan Stanley Dean Witter and Company,
              MTN,
              6.090% 03/09/11......................     2,997
   8,800    Paine Webber Group, Inc.,
              7.700% 02/11/00......................     8,832
   7,000    Salomon Smith Barney Holdings, Inc.,
              6.650% 07/15/01......................     7,020
                                                     --------
                                                       52,992
                                                     --------
            ENERGY -- 3.0%
   5,505    Coastal Corporation,
              10.000% 02/01/01.....................     5,740
   6,750    PDV America, Inc., Gtd. Sr. Notes,
              7.750% 08/01/00......................     6,676
                                                     --------
                                                       12,416
                                                     --------
            ENTERTAINMENT -- 3.1%
   8,000    Paramount Communications, Sr. Notes,
              7.500% 01/15/02......................     8,102
   5,100    Time Warner, Pass-Thru,
              6.100% 12/30/01(+)...................     5,072
                                                     --------
                                                       13,174
                                                     --------
            FINANCIAL SERVICES -- 11.9%
   3,500    American General Finance, MTN,
              6.520% 06/23/00......................     3,511
   7,100    Aristar, Inc., Notes,
              6.125% 12/01/00......................     7,060
   7,390    AT&T Capital Corporation,
              6.875% 01/16/01......................     7,400
   6,500    Finova Capital Corporation,
              6.250% 08/15/00......................     6,492
   1,500    Ford Motor Credit Company, MTN,
              5.670% 02/15/01......................     1,491
   5,300    General Motors Acceptance Corporation,
              7.000% 08/15/01......................     5,367
   3,250    General Motors Acceptance Corporation,
              MTN,
              6.700% 04/30/01......................     3,262

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FINANCIAL SERVICES -- (CONTINUED)
 $ 7,000    Heller Financial, Inc.,
              5.750% 09/25/01......................  $  6,877
   8,230    Sears Roebuck Acceptance Corporation,
              6.860% 10/02/01......................     8,282
                                                     --------
                                                       49,742
                                                     --------
            HEALTHCARE -- 1.2%
   5,600    HEALTHSOUTH Corporation, Sr. Notes,
              6.875% 06/15/05......................     5,009
                                                     --------
            INDUSTRIAL -- 6.4%
   7,000    Comdisco, Inc.,
              6.130% 08/01/01......................     6,951
   6,525    Comdisco, Inc., MTN,
              6.500% 06/15/00......................     6,542
   8,000    J. Seagram and Sons,
              6.250% 12/15/01......................     7,890
   5,500    Waste Management Inc.,
              7.700% 10/01/02......................     5,338
                                                     --------
                                                       26,721
                                                     --------
            INSURANCE -- 1.2%
   5,000    Aon Corporation,
              7.400% 10/01/02......................     5,095
                                                     --------
            MEDIA -- 1.2%
   5,000    News America Holdings,
              8.625% 02/01/03......................     5,216
                                                     --------
            PROFESSIONAL SERVICES -- 0.8%
   4,000    Service Corporation International,
              6.000% 12/15/05......................     3,519
                                                     --------
            RETAIL -- FOOD -- 0.7%
   3,000    Safeway, Inc.,
              5.875% 11/15/01......................     2,947
                                                     --------
            TRANSPORTATION -- 4.1%
  10,100    ERAC USA Finance Company,
              7.500% 06/15/03(+)...................    10,289
   3,786    Hertz Corporation,
              7.000% 04/15/01......................     3,807
   3,000    Ryder System, Inc., MTN,
              7.320% 11/01/00......................     3,023
                                                     --------
                                                       17,119
                                                     --------
            UTILITIES -- DIVERSIFIED -- 2.6%
   8,299    Columbia Gas System, Series A,
              6.390% 11/28/00......................     8,268
   2,500    Transcontinental Gas Pipeline,
              8.875% 09/15/02......................     2,634
                                                     --------
                                                       10,902
                                                     --------
            UTILITIES -- GAS & ELECTRIC -- 1.1%
   4,750    Consumers Energy Company,
              6.375% 09/15/03......................     4,598
                                                     --------
            TOTAL CORPORATE
              BONDS AND NOTES
              (Cost $247,600)......................   245,255
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 5.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.2%
 $   604    5.500% 07/01/01........................  $    598
     235    7.500% 09/01/01........................       237
                                                     --------
                                                          835
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 2.8%
   1,163    6.000% 06/01/01........................     1,155
   6,780    6.000% 11/01/03........................     6,624
     533    6.000% 05/01/04........................       526
     598    6.500% 08/01/04........................       595
   2,126    6.000% 11/01/04........................     2,084
     807    7.500% 11/01/09........................       819
                                                     --------
                                                       11,803
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.0%
   8,174    6.375% 04/20/22........................     8,274
                                                     --------
            RESIDENTIAL ACCREDITED LOANS (REMIC) -- 0.1%
     286    6.750% 09/25/27........................       285
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $21,419).......................    21,197
                                                     --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 9.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) --
              5.0%
   6,000    4.750% 12/14/01........................     5,845
   8,000    5.500% 05/15/02........................     7,876
   7,000    5.750% 07/15/03........................     6,873
                                                     --------
                                                       20,594
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) --
              4.2%
  12,000    5.375% 03/15/02........................    11,801
   6,000    5.750% 04/15/03........................     5,902
                                                     --------
                                                       17,703
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $38,354).......................    38,297
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 0.6%
              (Cost $2,502)
            U.S. TREASURY NOTES -- 0.6%
   2,500    5.625% 12/31/99........................     2,502
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                               VALUE
(000)                                                (000)
------------------------------------------------------------
         INVESTMENT COMPANIES -- 2.3% (Cost $9,728)
 9,728   Nations Cash Reserves#..................   $  9,728
                                                    --------
         TOTAL INVESTMENTS
           (Cost $419,381*)...............   99.4%   415,855
                                                    --------
         OTHER ASSETS AND
           LIABILITIES (NET)..............    0.6%
         Cash....................................   $      1
         Receivable for investment securities
           sold..................................      8,314
         Receivable for Fund shares sold.........        469
         Interest receivable.....................      5,239
         Prepaid expenses........................          4
         Payable for Fund shares redeemed........       (694)
         Investment advisory fee payable.........        (69)
         Administration fee payable..............        (76)
         Shareholder servicing and distribution
           fees payable..........................        (10)
         Dividends payable.......................     (1,991)
         Payable for investment securities
           purchased.............................     (8,274)
         Accrued Trustees'/Directors' fees and
           expenses..............................        (21)
         Accrued expenses and other
           liabilities...........................       (214)
                                                    --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................      2,678
                                                    --------
         NET ASSETS.......................  100.0%  $418,533
                                                    ========
         NET ASSETS CONSIST OF:
         Distributions in excess of net
           investment income.....................   $     (3)
         Accumulated net realized loss on
           investments sold......................     (7,233)
         Net unrealized depreciation of
           investments...........................     (3,526)
         Paid-in capital.........................    429,295
                                                    --------
         NET ASSETS..............................   $418,533
                                                    ========


                                                     VALUE
------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($400,117,384 / 41,496,929 shares
           outstanding)..........................      $9.64
                                                       -----
                                                       -----
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($13,656,722 / 1,416,353 shares
           outstanding)..........................      $9.64
                                                       -----
                                                       -----
         Maximum sales charge....................      1.00%
         Maximum offering price per share........      $9.74
         INVESTOR B SHARES:
         Net asset value and offering price per
           share+ ($3,461,224 / 358,949 shares
           outstanding)..........................      $9.64
                                                       -----
                                                       -----
         INVESTOR C SHARES:
         Net asset value and offering price per
           share+ ($1,297,466 / 134,541 shares
           outstanding)..........................      $9.64
                                                       -----
                                                       -----

---------------

* Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $222 and gross depreciation of $3,748 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $419,381.

(+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

  ABBREVIATIONS:

     MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
--------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 40.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.8%
 $   297    Vendee Mortgage Trust, Series 1993-1,
              Class D,
              7.000% 11/15/12.......................  $    297
   4,330    Vendee Mortgage Trust, Series 1994-3A,
              Class 1H,
              6.500% 12/15/01.......................     4,339
                                                      --------
                                                         4,636
                                                      --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 4.4%
   1,500    6.000% 11/15/10.........................     1,497
   1,191    5.500% 10/15/19.........................     1,185
   7,711    7.000% 12/01/25.........................     7,595
  15,823    7.000% 07/01/29.........................    15,564
                                                      --------
                                                        25,841
                                                      --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 21.8%
   6,296    6.500% 08/01/00.........................     6,289
   1,000    5.500% 12/25/00.........................       992
     160    6.250% 12/25/05.........................       159
   3,455    6.150% 03/01/08.........................     3,323
  12,828    6.270% 06/01/08.........................    12,413
   4,012    8.000% 12/01/09.........................     4,113
  14,547    7.000% 11/01/13.........................    14,544
   7,839    6.000% 12/01/13.........................     7,549
   4,898    9.000% 04/01/16.........................     5,201
   8,020    8.500% 04/01/17.........................     8,335
   2,731    6.500% 04/01/26.........................     2,633
  18,407    6.500% 03/01/28.........................    17,654
   1,589    7.000% 10/01/28.........................     1,562
   1,398    7.000% 10/01/28.........................     1,375
   1,527    7.000% 11/01/28.........................     1,501
   3,820    7.000% 12/01/28.........................     3,755
   2,079    7.000% 12/01/28.........................     2,046
  36,498    6.500% 06/01/29.........................    35,007
                                                      --------
                                                       128,451
                                                      --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 11.0%
   6,980    6.375% 04/20/22.........................     7,058
   6,257    7.500% 02/15/24.........................     6,300
   5,661    7.500% 04/15/24.........................     5,700
   2,247    7.500% 04/15/26.........................     2,257

   8,466    7.000% 01/16/28.........................     8,324
  14,767    5.500% 06/20/29.........................    14,629
  20,960    6.500% 07/15/29.........................    20,042
                                                      --------
                                                        64,310
                                                      --------

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
--------------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II (GNMA)
              CERTIFICATES -- 2.9%
 $17,000    6.000% 10/01/29.........................  $ 16,997
                                                      --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost: $243,207)......................   240,235
                                                      --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 32.4%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.3%
   1,000    4.750% 12/01/99.........................       999
   1,000    6.100% 12/29/00.........................     1,000
                                                      --------
                                                         1,999
                                                      --------
            FEDERAL HOME LOAN BANK (FHLB) -- 6.6%
   1,000    5.650% 04/07/00.........................       999
  38,000    5.125% 04/17/01.........................    37,478
                                                      --------
                                                        38,477
                                                      --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) --
              25.5%
  40,000    5.980% 02/10/03.........................    39,063
  25,000    5.750% 04/15/03.........................    24,590
  30,000    5.125% 02/13/04.........................    28,584
  39,000    5.880% 03/25/04.........................    37,836
  20,000    6.650% 11/14/07.........................    19,456
                                                      --------
                                                       149,529
                                                      --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $192,258).......................   190,005
                                                      --------
            U.S. TREASURY OBLIGATIONS -- 19.4%
            U.S. TREASURY NOTES -- 19.4%
  60,000    5.000% 04/30/01.........................    59,446
  10,000    5.750% 06/30/01.........................    10,014
  16,000    6.625% 06/30/01.........................    16,248
  22,000    7.250% 05/15/04.........................    23,196
   5,000    6.000% 08/15/09.........................     5,041
                                                      --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $114,600).......................   113,945
                                                      --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1998 (UNAUDITED)

SHARES                                               VALUE
 (000)                                               (000)
------------------------------------------------------------
          INVESTMENT COMPANIES -- 24.0%
            (Cost $140,583)
140,583   Nations Cash Reserves#.................   $140,583
                                                    --------
          TOTAL INVESTMENTS
            (Cost $690,648*)..............  116.7%   684,768
                                                    --------
          OTHER ASSETS AND
            LIABILITIES (NET).............  (16.7)%
          Receivable for investment securities
            sold.................................   $  1,690
          Receivable for Fund shares sold........        876
          Interest receivable....................      6,574
          Prepaid expenses.......................          7
          Collateral on securities loaned........    (76,827)
          Payable for Fund shares redeemed.......     (2,753)
          Investment advisory fee payable........       (140)
          Administration fee payable.............       (107)
          Shareholder servicing and distribution
            fees payable.........................        (24)
          Due to custodian.......................       (361)
          Dividends payable......................     (2,633)
          Payable for investment securities
            purchased............................    (23,961)
          Accrued Trustees'/Directors' fees and
            expenses.............................        (34)
          Accrued expenses and other
            liabilities..........................       (184)
                                                    --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................    (97,877)
                                                    --------
          NET ASSETS......................  100.0%  $586,891
                                                    ========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold.....................   $(21,616)
          Net unrealized depreciation of
            investments..........................     (5,880)
          Paid-in capital........................    614,387
                                                    --------
          NET ASSETS.............................   $586,891
                                                    ========


                                                     VALUE
------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($524,720,568 / 131,055,712 shares
            outstanding).........................      $4.00
                                                       -----
                                                       -----
          PRIMARY B SHARES:
          Net asset value, offering and
            redemption price per share
            ($196,600 / 49,107 shares
            outstanding).........................      $4.00
                                                       -----
                                                       -----
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($51,305,900 / 12,820,514
            shares
            outstanding).........................
                                                       $4.00
                                                       -----
                                                       -----
          Maximum sales charge...................      3.25%
          Maximum offering price per share.......      $4.13
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($9,692,074 / 2,420,637 shares
            outstanding).........................      $4.00
                                                       -----
                                                       -----
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($975,521 / 244,253 shares
            outstanding).........................      $3.99
                                                       -----
                                                       -----

---------------

* Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $880 and gross depreciation of $6,760 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $690,648.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $76,827.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.7%
            ASSET-BACKED -- OTHER -- 0.7%
              (Cost: $1,455)
 $ 1,455    Export Funding Trust, Series 1995-A,
              Class A,
              8.210% 12/29/06......................  $  1,537
                                                     --------
            MORTGAGE-BACKED SECURITIES -- 92.7%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.4%
     550    Asset Securitization Corporation,
              Series 1997-D5, Class A1C,
              6.750% 02/14/41......................       534
   2,925    Commercial Mortgage Asset Trust, Series
              1999-C1, Class A1,
              6.250% 08/17/06......................     2,855
     700    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1, Class
              A1B, 6.480% 05/17/08.................       668
     725    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08......................       689
   2,248    First Union-Chase Commercial Mortgage,
              Series 1999-C2, Class A2,
              6.645% 04/15/09......................     2,176
     180    First Union-Lehman Brothers-Bank of
              America Commercial Mortgage, Series
              1998-C2, Class A2,
              6.560% 11/18/08......................       174
     237    GMAC Commercial Mortgage Securities
              Inc., Series 1992-C2, Class A1,
              6.570% 09/15/33......................       233
     650    Mortgage Capital Funding, Inc., Series
              1998-MC2, Class A2,
              6.423% 05/18/08......................       623
  50,108    Vendee Mortgage Trust, Series 1998-1,
              Class 2, IO,
              .454%** 10/01/99.....................       861
  44,842    Vendee Mortgage Trust, Series 1998-3,
              Class 1, IO,
              .314%** 10/01/99.....................       617
                                                     --------
                                                        9,430
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 10.0%
     120    6.500% 03/01/00........................       120
      24    10.000% 07/01/01.......................        24
     363    8.500% 09/01/01........................       365
     245    9.000% 02/01/02........................       251
   1,021    10.000% 05/01/05.......................     1,064
     284    8.500% 01/01/06........................       292
     229    8.000% 08/01/07........................       234
     127    8.500% 02/01/08........................       131
     123    8.500% 03/01/08........................       126
      39    7.500% 08/01/08........................        39
     576    6.500% 01/01/09........................       570
     300    9.000% 05/01/09........................       311
     107    8.000% 09/01/09........................       110
      54    9.000% 12/01/16........................        56
      52    8.500% 03/01/17........................        55
      51    8.000% 05/01/17........................        52
      15    8.500% 06/01/17........................        16

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- (CONTINUED)
 $     7    8.500% 06/01/17........................  $      7
      68    9.500% 04/01/18........................        71
      37    10.000% 09/01/18.......................        39
     808    9.500% 01/01/19........................       858
      31    9.500% 06/01/20........................        33
   1,680    8.500% 09/01/20........................     1,754
       6    9.500% 09/01/20........................         7
      98    9.500% 06/01/21........................       104
  10,776    6.500% 09/15/25........................    10,540
     400    7.000% 05/01/29........................       393
   3,997    7.000% 08/01/29........................     3,932
                                                     --------
                                                       21,554
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 41.0%
     351    6.000% 05/01/01........................       349
       4    8.500% 11/01/01........................         4
     550    7.000% 11/01/02........................       553
     286    7.000% 07/01/03........................       287
     129    8.000% 04/01/06........................       131
   2,472    6.135% 08/01/08........................     2,370
     238    7.500% 08/01/08........................       242
  11,908    5.950% 01/01/09........................    11,267
      39    8.250% 04/01/09........................        40
      49    8.250% 04/01/09........................        51
   5,581    6.300% 05/01/09........................     5,392
     128    7.500% 06/01/09........................       130
      94    8.000% 06/01/09........................        96
     253    8.500% 12/01/11........................       262
     275    6.000% 11/01/13........................       265
   6,804    6.565% 07/01/16........................     6,638
     143    9.000% 12/01/16........................       147
      42    8.500% 02/01/17........................        44
     522    10.000% 04/01/20.......................       563
      27    8.500% 07/01/21........................        28
   3,702    9.500% 07/01/21........................     3,955
   1,775    6.990% 06/01/23........................     1,768
     864    9.000% 09/01/24........................       907
   7,000    6.000% 07/01/27........................     6,529
   2,090    6.750% 03/18/28........................     2,023
   3,941    7.500% 10/01/28........................     3,954
   4,994    5.500% 02/01/29........................     4,512
   9,862    6.000% 02/01/29........................     9,199
   4,993    5.500% 03/01/29........................     4,511
  17,720    6.500% 03/01/29........................    16,995
   5,000    7.500% 09/01/29........................     5,017
     391    7.291%** 08/01/36......................       397
                                                     --------
                                                       88,626
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 37.3%
       8    10.500% 08/15/00.......................         8
      10    10.500% 08/15/00.......................        10
      15    10.500% 08/15/00.......................        15
       1    10.500% 08/15/00.......................         1
      12    11.750% 09/15/00.......................        12
      36    10.500% 10/15/00.......................        36
       2    10.500% 10/15/00.......................         2
       2    10.500% 10/15/00.......................         2

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- (CONTINUED)
 $    14    10.500% 10/15/00.......................  $     15
      19    10.500% 11/15/00.......................        19
      17    10.500% 11/15/00.......................        18
       5    10.500% 11/15/00.......................         5
       4    10.000% 12/15/00.......................         4
       9    10.500% 12/15/00.......................         9
       1    10.500% 12/15/00.......................         1
       4    10.500% 12/15/00.......................         4
      13    10.500% 12/15/00.......................        14
      15    11.750% 12/15/00.......................        15
       3    10.500% 01/15/01.......................         3
      11    10.500% 01/15/01.......................        12
       5    10.500% 01/15/01.......................         5
       9    10.500% 01/15/01.......................         9
      11    10.500% 01/15/01.......................        11
       4    10.500% 01/15/01.......................         4
       5    10.500% 01/15/01.......................         5
       3    10.500% 01/15/01.......................         3
       3    10.000% 02/15/01.......................         3
       4    10.500% 02/15/01.......................         4
      14    10.500% 02/15/01.......................        14
       1    10.500% 02/15/01.......................         1
       2    9.500% 02/20/01........................         2
      14    9.500% 03/15/01........................        14
       7    9.500% 03/15/01........................         7
       2    9.500% 03/15/01........................         2
       1    10.000% 03/15/01.......................         1
       4    10.500% 03/15/01.......................         4
       1    10.500% 03/15/01.......................         1
       5    11.000% 03/15/01.......................         5
       6    9.500% 03/20/01........................         6
       4    9.500% 04/15/01........................         4
      25    10.000% 04/15/01.......................        26
      21    10.000% 04/15/01.......................        22
       7    9.500% 04/20/01........................         7
       5    10.000% 05/15/01.......................         5
      20    9.500% 05/20/01........................        21
      10    9.000% 06/15/01........................        10
       7    9.500% 07/15/01........................         7
      25    9.000% 08/15/01........................        25
      10    9.000% 08/15/01........................        10
      11    9.500% 08/15/01........................        11
      12    9.500% 09/20/01........................        12
      27    9.500% 09/20/01........................        28
      37    9.500% 11/20/01........................        38
      29    9.000% 02/20/02........................        30
      22    9.500% 08/15/02........................        23
      18    9.500% 08/15/02........................        18
      17    9.500% 10/15/02........................        17
       5    10.500% 03/15/03.......................         5
      15    9.500% 10/15/03........................        16
      21    9.500% 10/20/03........................        22
      11    10.000% 11/15/03.......................        11
       7    9.500% 01/15/04........................         8
      42    9.500% 03/15/04........................        44
       3    10.000% 03/15/04.......................         3
      64    9.500% 04/15/04........................        68

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- (CONTINUED)
 $    38    9.500% 04/20/04........................  $     40
       8    9.500% 05/15/04........................         9
      37    10.000% 05/15/04.......................        39
       7    10.000% 06/15/04.......................         8
       6    10.000% 06/15/04.......................         7
       5    10.000% 06/15/04.......................         5
      42    9.500% 08/20/04........................        44
      13    9.500% 06/15/05........................        13
      28    10.000% 08/15/05.......................        29
      56    10.000% 09/15/05.......................        59
      28    9.500% 11/15/05........................        29
      14    9.500% 02/15/06........................        15
      89    9.500% 04/20/06........................        93
      35    9.000% 06/15/07........................        37
      75    7.000% 02/15/09........................        76
      14    7.000% 02/15/09........................        14
     155    8.500% 10/15/09........................       162
     324    6.000% 12/15/10........................       314
       3    13.000% 01/15/11.......................         4
      27    13.000% 02/15/11.......................        31
       7    13.000% 02/15/11.......................         9
      15    13.000% 04/15/11.......................        17
       5    10.000% 03/15/12.......................         6
       1    11.000% 11/15/15.......................         1
      10    11.000% 12/15/15.......................        11
       3    10.000% 10/15/17.......................         3
      10    10.000% 12/15/17.......................        10
      10    10.500% 01/15/18.......................        11
       1    10.500% 03/15/18.......................         1
      15    9.000% 06/15/18........................        15
      35    10.500% 07/15/18.......................        39
       1    11.000% 08/15/18.......................         1
       8    10.500% 10/15/18.......................         9
       7    10.000% 11/15/18.......................         8
       5    10.000% 11/15/18.......................         6
       6    10.000% 12/15/18.......................         7
       8    10.000% 03/15/19.......................         9
      15    10.000% 04/15/19.......................        16
      11    11.000% 07/20/19.......................        12
      35    11.000% 08/15/19.......................        39
      18    11.000% 09/20/19.......................        20
       8    10.000% 11/15/19.......................         8
       3    10.000% 04/15/20.......................         3
      31    10.000% 06/15/20.......................        34
      18    10.500% 08/15/20.......................        20
      27    11.000% 10/20/20.......................        30
      72    10.000% 11/15/20.......................        79
      13    10.500% 12/15/20.......................        14
      95    10.500% 12/15/20.......................       104
       9    10.500% 12/15/20.......................        10
      54    10.500% 01/15/21.......................        59
      21    10.500% 01/15/21.......................        23
      15    10.000% 03/15/21.......................        16
      35    10.500% 04/15/21.......................        39
      31    8.500% 07/15/21........................        32
      72    8.500% 12/15/21........................        75
   1,652    8.500% 01/15/22........................     1,722
     153    8.500% 01/15/22........................       159
     161    7.500% 04/15/22........................       162

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        9

NATIONS FUNDS
Nations Government Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- (CONTINUED)
 $ 1,261    8.000% 06/15/22........................  $  1,292
      69    8.500% 07/15/22........................        72
     224    8.000% 08/15/22........................       229
      97    8.500% 09/15/22........................       101
     147    8.500% 10/15/22........................       153
      65    8.500% 12/15/22........................        68
     521    8.000% 02/15/23........................       534
     269    7.000% 06/15/23........................       266
     478    7.500% 10/15/23........................       482
     566    7.500% 10/15/23........................       570
   3,665    7.000% 12/15/23........................     3,619
     134    7.500% 07/15/25........................       134
   1,795    7.500% 08/15/25........................     1,805
      21    7.500% 10/15/25........................        21
     289    7.500% 10/15/25........................       291
     359    7.500% 12/15/25........................       361
   1,129    7.500% 12/15/25........................     1,135
   1,587    8.000% 07/15/26........................     1,624
     887    9.000% 03/15/27........................       930
   5,000    6.000% 12/23/27........................     4,641
   4,064    7.000% 03/15/28........................     3,990
  12,000    6.500% 01/15/29........................    11,479
   4,995    6.500% 01/15/29........................     4,778
  17,000    6.500% 01/15/29........................    16,262
   1,500    8.500% 02/20/29........................     1,555
   4,990    6.000% 07/15/29........................     4,634
   2,992    6.000% 07/15/29........................     2,779
   3,996    6.500% 08/15/29........................     3,823
   7,994    7.500% 08/15/29........................     8,027
                                                     --------
                                                       80,319
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $201,702)........................   199,929
                                                     --------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 4.9%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) -- 0.3%
     650    9.500% 01/01/29........................       689
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 4.6%
   5,000    6.960% 09/05/12........................     4,924
   5,000    6.875% 09/24/12........................     4,894
                                                     --------
                                                        9,818
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
            (Cost $11,130).........................    10,507
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 0.6%

            U.S. TREASURY STRIPS -- 0.6%
            (Cost $1,337)
   5,000    Interest only 02/15/20.................     1,334
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            SHORT TERM INVESTMENTS -- 5.6%
            FEDERAL HOME LOAN BANK (FHLB) -- 3.3%
 $ 7,000    Discount note 10/12/99.................  $  6,989
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 2.3%
   5,000    Discount note 10/21/99.................     4,985
                                                     --------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $11,975).......................    11,974
                                                     --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.8% (Cost
           $1,709)
 1,709   Nations Cash Reserves#..................      1,709
                                                    --------
         TOTAL INVESTMENTS
           (Cost $229,308*)...............  105.3%   226,990
                                                    --------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................  (5.3)%
         Receivable for investment securities
           sold..................................   $     97
         Receivable for Fund shares sold.........        392
         Interest receivable.....................      1,266
         Miscellaneous receivables...............        120
         Prepaid expenses........................         10
         Payable for Fund shares redeemed........       (718)
         Investment advisory fee payable.........        (71)
         Administration fee payable..............        (39)
         Shareholder servicing and distribution
           fees payable..........................        (45)
         Due to custodian........................        (39)
         Dividends payable.......................     (1,084)
         Payable for investment securities
           purchased.............................    (11,229)
         Accrued Trustees'/Directors' fees and
           expenses..............................        (16)
         Accrued expenses and other
           liabilities...........................        (67)
                                                    --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................    (11,423)
                                                    --------
         NET ASSETS.......................  100.0%  $215,567
                                                    ========
         NET ASSETS CONSIST OF:
         Distributions in excess of net
           investment income.....................   $   (386)
         Accumulated net realized loss on
           investments sold......................    (15,313)
         Net unrealized depreciation of
           investments...........................     (2,318)
         Paid-in capital.........................    233,584
                                                    --------
         NET ASSETS..............................   $215,567
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

NATIONS FUNDS
Nations Government Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                     VALUE
------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($116,404,756 / 12,242,796 shares
           outstanding)..........................      $9.51
                                                       -----
                                                       -----
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($67,212,350 / 7,076,923
           shares outstanding)...................      $9.50
                                                       -----
                                                       -----
         Maximum sales charge....................      4.75%
         Maximum offering price per share........      $9.97
         INVESTOR B SHARES:
         Net asset value and offering price per
           share+ ($31,664,403 / 3,330,239 shares
           outstanding)..........................      $9.51
                                                       -----
                                                       -----
         INVESTOR C SHARES:
         Net asset value and offering price per
           share+ ($285,290 / 30,119 shares
           outstanding)..........................      $9.47
                                                       -----
                                                       -----

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $913 and gross depreciation of $3,231 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $229,308.

** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1999.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       11

NATIONS FUNDS
Nations Intermediate Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
                                                      (000)
------------------------------------------------------------
        INVESTMENT COMPANIES -- 100.6%
          (Cost $92,259)
        Nations Master Investment Trust,
          Intermediate Bond Portfolio*............   $90,422
                                                     -------
        TOTAL INVESTMENTS
          (Cost $92,259)...................  100.6%   90,422
                                                     -------
        OTHER ASSETS AND
          LIABILITIES (NET)................   (0.6)%
        Shareholder servicing and distribution
          fees payable............................   $   (26)
        Dividends payable.........................      (493)
        Accrued Trustees'/Directors' fees and
          expenses................................        (4)
        Accrued expenses and other liabilities....       (18)
                                                     -------
        TOTAL OTHER ASSETS AND
          LIABILITIES (NET).......................      (541)
                                                     -------
        NET ASSETS.........................  100.0%  $89,881
                                                     =======
        NET ASSETS CONSIST OF:
        Distributions in excess of net investment
          income..................................   $   (39)
        Accumulated net realized loss on
          investments sold........................    (1,104)
        Net unrealized depreciation of
          investments.............................    (1,837)
        Paid-in capital...........................    92,861
                                                     -------
        NET ASSETS................................   $89,881
                                                     =======


                                                      VALUE
------------------------------------------------------------
        PRIMARY A SHARES:
        Net asset value, offering and redemption
          price per share ($9,980,870 / 1,071,769
          shares outstanding).....................     $9.31
                                                       -----
                                                       -----
        INVESTOR A SHARES:
        Net asset value and redemption price per
          share ($49,344,969 / 5,292,331 shares
          outstanding)............................     $9.32
                                                       -----
                                                       -----
        Maximum sales charge......................     3.25%
        Maximum offering price per share..........     $9.63
        INVESTOR C SHARES:
        Net asset value and offering price per
          share+ ($57 / 6 shares outstanding).....     $9.44
                                                       -----
                                                       -----
        SEAFIRST SHARES:
        Net asset value, offering and redemption
          price per share ($30,554,848 / 2,887,670
          shares outstanding)+....................    $10.58
                                                      ------
                                                      ------

---------------

* The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 9.9%
            ASSET-BACKED -- AUTO LOANS -- 3.4%
$ 25,000    Distribution Financial Services RV
              Trust, Series 1999-1, Class A4,
              5.84% 04/15/09.....................  $   24,727
  10,000    Ford Credit Auto Owner Trust, Series
              1997-B, Class CTFS,
              6.65% 04/15/03.....................       9,991
  15,000    Ford Credit Auto Owner Trust, Series
              1998-A, Class B,
              5.95% 10/15/02.....................      14,794
  11,625    Premier Auto Trust, Series 1998-1,
              Class B, 5.92% 10/06/04............      11,425
                                                   ----------
                                                       60,937
                                                   ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.1%
  20,000    Metris Master Trust, Series 1996-1,
              Class B,
              6.80% 02/20/02.....................      20,019
  15,000    Metris Master Trust, Series 1997-1,
              Class B,
              7.11% 10/20/05.....................      15,028
  10,000    Prime Credit Card Master Trust,
              Series 1992-2, Class B2,
              7.95% 11/15/02.....................      10,047
  10,000    World Financial Network Credit Card
              Master Trust, Series 1996-B, Class
              A,
              6.95% 04/15/06.....................      10,144
                                                   ----------
                                                       55,238
                                                   ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 3.4%
   9,682    Amresco Residential Securities
              Mortgage Loan Trust, Series 1996-2,
              Class A1,
              7.43% 05/25/27.....................       9,641
  12,417    First Alliance Mortgage Loan Trust,
              Series 1994-2, Class A1,
              7.63% 07/25/25.....................      12,551
   7,500    First Plus Home Loan Trust, Series
              1997-3, Class A4,
              6.80% 03/10/12.....................       7,491
  15,300    First Plus Home Loan Trust, Series
              1997-4, Class A4,
              6.57% 04/10/13.....................      15,290
  16,500    IMC Home Equity Loan Trust, Series
              1997-7, Class A3,
              6.54% 11/20/12.....................      16,381
      46    The Money Store Home Equity Trust,
              Series 1993-D, Class A2,
              5.07% 02/15/18.....................          46
                                                   ----------
                                                       61,400
                                                   ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $179,506)....................     177,575
                                                   ----------
            CORPORATE BONDS AND NOTES -- 30.3%
            AEROSPACE AND DEFENSE -- 0.7%
  12,500    Raytheon Company,
              6.75% 08/15/07.....................      12,049
                                                   ----------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.7%
  13,635    Delphi Automotive Systems
              Corporation,
              6.13% 05/01/04.....................      13,113
                                                   ----------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            BANKING AND FINANCE -- 9.5%
$ 20,000    Banponce Financial Corporation, MTN,
              6.55% 10/10/00.....................  $   20,025
  10,000    Capital One Bank,
              6.65% 03/15/04.....................       9,734
  11,975    Chase Manhattan Corporation,
              5.75% 04/15/04.....................      11,461
  12,500    FCB/NC Capital Trust I, Gtd. Notes,
              8.05% 03/01/28.....................      11,596
  25,000    Goldman Sachs Group, LP,
              6.63% 12/01/04(+)..................      24,726
  17,450    Heller Financial, Inc.,
              6.00% 03/19/04.....................      16,731
  19,500    Lehman Brothers Holdings Inc.,
              6.63% 04/01/04.....................      19,023
  18,175    Newcourt Credit Group Inc.,
              6.88% 02/16/05(+)..................      17,731
  15,000    Salomon Smith Barney Holdings,
              6.25% 05/15/03.....................      14,658
  15,000    Union Planters Capital Trust,
              8.20% 12/15/26.....................      14,663
   8,500    Wilmington Trust Corporation,
              6.63% 05/01/08.....................       7,940
                                                   ----------
                                                      168,288
                                                   ----------
            BEVERAGES -- 0.9%
  17,000    J. Seagram & Sons, Inc.,
              6.63% 12/15/05.....................      16,271
                                                   ----------
            ELECTRIC POWER -- 0.9%
  18,250    Dominion Capital Trust I,
              7.83% 12/01/27.....................      16,622
                                                   ----------
            ENERGY -- 1.1%
  21,200    PDV America Inc., Gtd. Sr. Notes,
              7.88% 08/01/03.....................      19,709
                                                   ----------
            ENTERTAINMENT -- 1.5%
  25,000    Time Warner Inc.,
              8.11% 08/15/06.....................      26,298
                                                   ----------
            FINANCIAL SERVICES -- 2.5%
  16,000    Bear Stearns Companies Inc.,
              6.65% 12/01/04.....................      15,655
   2,800    DaimlerChrysler NA Holdings,
              6.90% 09/01/04.....................       2,809
  18,000    Ford Motor Credit Company,
              5.75% 02/23/04.....................      17,281
  10,000    Paine Webber Group Inc., MTN,
              7.30% 10/15/03.....................      10,051
                                                   ----------
                                                       45,796
                                                   ----------
            GAS -- 0.4%
   7,000    Williams Companies, Inc.,
              6.50% 08/01/06.....................       6,688
                                                   ----------
            HEALTHCARE -- 1.0%
  19,750    HEALTHSOUTH Corporation, Sr. Notes,
              6.88% 06/15/05.....................      17,666
                                                   ----------
            INDUSTRIAL -- 4.2%
  10,000    Blount Inc.,
              7.00% 06/15/05.....................       8,425
  13,000    Comdisco, Inc.,
              6.13% 08/01/01.....................      12,908
  11,675    Georgia-Pacific Corporation,
              9.88% 11/01/21.....................      12,723

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            INDUSTRIAL -- (CONTINUED)
$ 17,180    Tyco International Group SA,
              6.38% 06/15/05.....................  $   16,601
  18,000    USA Waste Services Inc.,
              7.00% 07/15/28.....................      14,109
  10,818    Xerox Capital Trust I, Gtd. Notes,
              8.00% 02/01/27.....................      10,232
                                                   ----------
                                                       74,998
                                                   ----------
            INSURANCE -- 0.5%
  10,000    Liberty Mutual, Notes,
              7.88% 10/15/26(+)..................       9,736
                                                   ----------
            MEDIA -- 0.9%
  18,360    British Sky Broadcasting Group plc,
              6.88% 02/23/09.....................      16,627
                                                   ----------
            OIL -- DOMESTIC -- 1.1%
  19,300    Occidental Petroleum Corporation,
              7.65% 02/15/06.....................      19,419
                                                   ----------
            RETAIL -- FOOD -- 0.7%
  13,000    Safeway Inc.,
              7.00% 09/15/07.....................      12,435
                                                   ----------
            TELECOMMUNICATIONS -- 0.8%
  15,500    GTE Corporation,
              6.60% 09/22/05.....................      15,254
                                                   ----------
            TRANSPORTATION -- 1.9%
  15,750    ERAC USA Finance Company,
              6.95% 03/01/04(+)..................      15,476
  19,500    ERAC USA Finance Company,
              6.63% 02/15/05(+)..................      18,793
                                                   ----------
                                                       34,269
                                                   ----------
            UTILITIES -- TELEPHONE -- 1.0%
  19,630    Sprint Capital Corporation,
              5.70% 11/15/03.....................      18,745
                                                   ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $565,599)....................     543,983
                                                   ----------
            FOREIGN BONDS AND NOTES -- 4.4%
  17,500    AB Spintab,
              7.50%** 08/14/49(+)................      16,695
  12,000    Abbey National plc,
              7.35%** 10/29/49...................      11,641
  20,000    Banco Latinoamericano,
              7.20%** 05/28/02(+)................      19,842
  10,000    Bank of Scotland,
              7.00%** 11/29/49(+)................       9,212
  10,000    Enterprise Oil plc,
              6.70% 09/15/07.....................       9,449
  13,000    Skandinaviska Enskilda, FRN,
              8.13%** 09/06/49(+)................      12,748
                                                   ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $84,546).....................      79,587
                                                   ----------
            MORTGAGE-BACKED SECURITIES -- 47.2%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 16.8%
  24,150    Commercial Mortgage Asset Trust,
              Series 1999-C1, Class A3,
              6.64% 09/17/10.....................      23,068
  31,260    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1, Class
              A1B, 6.48% 05/17/08................      29,823

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED
              SECURITIES -- (CONTINUED)
$ 20,000    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.41% 05/10/08.....................  $   19,011
  30,000    DLJ Commercial Mortgage Corporation,
              Series 1999-CG1, Class A1B1,
              6.46% 01/10/09.....................      28,701
   6,100    DLJ Commercial Mortgage Corporation,
              Series 1999-CG2, Class A1B,
              7.30% 06/10/09.....................       6,148
  31,000    GMAC Commercial Mortgage Securities
              Inc., Series 1998-C2, Class A2,
              6.42% 08/15/08.....................      29,657
  30,000    GMAC Commercial Mortgage Securities
              Inc., Series 1999-C1, Class A2,
              6.18% 05/15/33.....................      27,935
 109,248    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1997-C4, Class
              X,
              1.29%** 10/25/99...................       6,388
  13,150    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1999-C7, Class
              A2,
              6.51% 10/15/35.....................      12,651
  31,706    Morgan Stanley Capital Trust I,
              Series 1999-WF1, Class A2,
              6.21% 09/15/08.....................      29,880
  30,000    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1B,
              6.59% 03/17/28.....................      28,871
  30,000    Prudential Securities Secured
              Financing Corporation, Series
              1999-NRF1, Class A2,
              6.48% 01/15/09.....................      28,623
  31,000    Prudential Securities Secured
              Financing Corporation, Series
              1998-C1, Class A1B, 6.51%
              07/15/08...........................      29,765
                                                   ----------
                                                      300,521
                                                   ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 2.5%
       0      9.00% 04/01/01++...................           0
       1      9.00% 06/01/01.....................           1
      51      9.00% 01/01/05.....................          52
     306      8.00% 11/01/09.....................         314
     171      8.00% 04/01/10.....................         176
     317      6.50% 04/01/11.....................         312
  20,802      7.00% 06/01/11.....................      20,890
   1,036      6.50% 11/01/11.....................       1,019
     263      6.50% 10/01/12.....................         258
   2,084      8.50% 11/01/26.....................       2,158
     431      7.00% 12/01/26.....................         424
  19,778      7.00% 07/01/28.....................      19,453
                                                   ----------
                                                       45,057
                                                   ----------
            FEDERAL HOUSING AUTHORITY (FHA)
              CERTIFICATES -- 1.5%
   1,500      6.75% 01/01/40.....................       1,396
   7,613      6.75% 01/01/40.....................       7,082
   1,967      6.85% 01/01/40.....................       1,847
   4,076      7.00% 01/01/40.....................       3,865
   2,340      7.00% 01/01/40.....................       2,219

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            FEDERAL HOUSING AUTHORITY (FHA)
              CERTIFICATES -- (CONTINUED)
$  2,548    6.85% 02/01/40.....................    $    2,392
   1,752    6.53% 10/01/40.......................       1,600
   8,044    6.53% 10/01/40.......................       7,345
                                                   ----------
                                                       27,746
                                                   ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 16.1%
  42,516    6.50% 08/01/13.......................      41,744
   9,582    6.50% 04/01/26.......................       9,238
  44,883    6.50% 03/01/29.......................      43,049
 129,994    7.00% 09/01/29.......................     127,740
  27,000    7.50% 09/01/29.......................      27,076
  39,260    8.00% 10/15/29.......................      40,057
                                                   ----------
                                                      288,904
                                                   ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 10.3%
       1    11.00% 07/15/00......................           1
       5    11.00% 11/15/00......................           5
   3,543    6.55% 03/15/01.......................       3,264
   1,086    6.55% 03/15/01.......................       1,001
  10,363    6.75% 09/15/01.......................       9,662
   1,802    6.75% 09/15/01.......................       1,680
   3,581    6.60% 11/15/01.......................       3,313
   2,718    6.60% 11/15/01.......................       2,515
   8,446    8.00% 12/01/09.......................       8,658
       2    13.00% 01/15/11......................           2
      18    13.00% 01/15/11......................          20
       7    13.00% 01/15/11......................           8
      10    13.00% 02/15/11......................          12
   2,967    7.00% 10/01/11.......................       2,967
  20,353    6.50% 03/01/13.......................      19,997
  17,237    6.50% 04/01/13.......................      16,924
       6    8.00% 05/15/17.......................           7
     168    8.00% 05/15/17.......................         172
     126    9.00% 07/15/17.......................         132
   7,062    8.00% 11/01/23.......................       7,227
  21,155    7.50% 12/15/23.......................      21,322
   1,854    8.50% 02/15/25.......................       1,930
  20,592    6.50% 09/01/27.......................      19,770
  18,503    6.50% 05/15/28.......................      17,700
  28,077    7.00% 07/15/28.......................      27,567
  19,465    7.50% 07/20/28.......................      19,472
                                                   ----------
                                                      185,328
                                                   ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $876,891)....................     847,556
                                                   ----------
            U.S. TREASURY OBLIGATIONS -- 3.2%
            U.S. TREASURY STRIPS -- 3.2%
  55,000    Interest only 08/15/19...............      15,061
 148,000    Principal only 11/15/21..............      35,912
  40,000    Principal only 02/15/27..............       7,382
                                                   ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $65,196).....................      58,355
                                                   ----------

 SHARES
  (000)
-----------------------------------------------------------
            INVESTMENT COMPANIES -- 11.7%
              (Cost $209,760)
  209,760   Nations Cash Reserves#............   $  209,760
                                                 ----------
            TOTAL INVESTMENTS
              (Cost $1,981,498*).......  106.7%   1,916,816
                                                 ----------
            OTHER ASSETS AND
              LIABILITIES (NET)........  (6.7)%
            Receivable for investment
              securities sold.................   $    8,004
            Receivable for Fund shares sold...        4,302
            Interest receivable...............       16,702
            Prepaid expenses..................            7
            Collateral on securities loaned...      (58,090)
            Payable for Fund shares
              redeemed........................       (1,635)
            Investment advisory fee payable...         (588)
            Administration fee payable........         (324)
            Shareholder servicing and
              distribution fees payable.......          (30)
            Due to custodian..................       (8,079)
            Dividends payable.................       (8,936)
            Payable for investment securities
              purchased.......................      (70,495)
            Accrued Trustees'/Directors' fees
              and expenses....................          (58)
            Accrued expenses and other
              liabilities.....................         (789)
                                                 ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...........................     (120,009)
                                                 ----------
            NET ASSETS.................  100.0%  $1,796,807
                                                 ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold................   $   (8,540)
            Net unrealized depreciation of
              investments.....................      (64,682)
            Paid-in capital...................    1,870,029
                                                 ----------
            NET ASSETS........................   $1,796,807
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
-----------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,760,908,967 / 184,850,097
              shares outstanding).............        $9.53
                                                      -----
                                                      -----
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($28,187,410 / 2,958,874 shares
              outstanding)....................        $9.53
                                                      -----
                                                      -----
            Maximum sales charge..............        3.25%
            Maximum offering price per
              share...........................        $9.85
            INVESTOR B SHARES:
            Net asset value and offering price
              per share+ ($6,395,768 / 671,395
              shares outstanding).............        $9.53
                                                      -----
                                                      -----
            INVESTOR C SHARES:
            Net asset value and offering price
              per share+ ($1,315,293 / 138,068
              shares outstanding).............        $9.53
                                                      -----
                                                      -----

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $534 and gross depreciation of $65,216 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $1,981,498.

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1999.

 (+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $58,090.

   ABBREVIATIONS:

      FRN -- Floating Rate Note
      MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations U.S. Government Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 25.7%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 5.5%
 $ 5,538      6.00% 09/01/13.......................  $  5,334
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 15.7%
   4,741      6.00% 03/01/13.......................     4,565
   6,802      6.00% 03/01/13.......................     6,550
     531      6.00% 05/01/13.......................       511
   3,809      6.00% 11/01/28.......................     3,553
                                                     --------
                                                       15,179
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 4.5%
       2      7.50% 09/15/07.......................         2
   2,356      7.50% 04/15/29.......................     2,366
   1,841      7.50% 04/15/29.......................     1,848
     138      8.00% 07/15/29.......................       141
                                                     --------
                                                        4,357
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $25,421).......................    24,870
                                                     --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.1%
            FEDERAL HOME LOAN BANK (FHLB) -- 2.7%
   2,750      5.13% 09/15/03.......................     2,637
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) -- 17.6%
   8,245      5.75% 07/15/03.......................     8,096
   9,505      5.75% 04/15/08.......................     8,952
                                                     --------
                                                       17,048
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 2.8%
   3,000      5.25% 01/15/09.......................     2,709
                                                     --------
            INTER-AMERICAN DEVELOPMENT BANK -- 3.0%
   2,900    Inter-American Development Bank,
              5.13% 02/22/01.......................     2,863
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $26,193).......................    25,257
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 38.9%
            U.S. TREASURY BONDS -- 27.3%
  10,640      8.00% 11/15/21.......................    12,569
  13,820      6.13% 08/15/29.......................    13,955
                                                     --------
                                                       26,524
                                                     --------
            U.S. TREASURY NOTES -- 5.5%
     860      6.50% 08/15/05.......................       881
   4,865      4.75% 11/15/08.......................     4,428
                                                     --------
                                                        5,309
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            U.S. TREASURY STRIPS -- 6.1%
 $ 8,500    Principal only 08/15/05................  $  5,951
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $39,194).......................    37,784
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 27.6%
          (Cost $26,755)
 26,755   Nations Cash Reserves#...............   $ 26,755
                                                  --------
          TOTAL INVESTMENTS
            (Cost $117,563*)..........    118.3%   114,666
                                                  --------
          OTHER ASSETS AND
            LIABILITIES (NET).........    (18.3)%
          Receivable for investment securities
            sold...............................   $  1,378
          Receivable for Fund shares sold......        673
          Interest receivable..................      1,358
          Prepaid expenses.....................          6
          Collateral on securities loaned......    (19,101)
          Payable for Fund shares redeemed.....       (390)
          Investment advisory fee payable......        (43)
          Administration fee payable...........        (18)
          Shareholder servicing and
            distribution fees payable..........        (48)
          Due to custodian.....................        (36)
          Dividends payable....................       (397)
          Payable for investment securities
            purchased..........................     (1,052)
          Accrued Trustees'/Directors' fees
            and expenses.......................        (11)
          Accrued expenses and other
            liabilities........................        (44)
                                                  --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)..................    (17,725)
                                                  --------
          NET ASSETS..................    100.0%  $ 96,941
                                                  ========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income.............................   $     24
          Accumulated net realized loss on
            investments sold...................     (2,350)
          Net unrealized depreciation of
            investments........................     (2,897)
          Paid-in capital......................    102,164
                                                  --------
          NET ASSETS...........................   $ 96,941
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations U.S. Government Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($84,463,228 / 8,691,018 shares
            outstanding).......................      $9.72
                                                     -----
                                                     -----
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($2,585,289 / 266,034
            shares outstanding)................      $9.72
                                                     -----
                                                     -----
          Maximum sales charge.................      4.75%
          Maximum offering price per share.....     $10.20

          INVESTOR B SHARES:
          Net asset value and offering price
            per share+ ($8,630,445 / 888,143
            shares outstanding)................      $9.72
                                                     -----
                                                     -----
          INVESTOR C SHARES:
          Net asset value and offering price
            per share+ ($1,262,217 / 129,881
            shares outstanding)................      $9.72
                                                     -----
                                                     -----

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $30 and gross depreciation of $2,927 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $117,563.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $19,101.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.2%
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%@
 $    4     Prudential Mortgage Capital Trust,
              11.625% 12/15/13.....................  $      4
                                                     --------
            ASSET-BACKED -- OTHER -- 0.2%
    400     Pemex Finance Ltd., Series 1998-1A,
              Class A1,
              5.720% 11/15/03(+)...................       392
                                                     --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $404)..........................       396
                                                     --------
            CORPORATE BONDS AND NOTES -- 84.5%
            AEROSPACE AND DEFENSE -- 3.5%
  4,350     Lockheed Martin Corporation,
              7.750% 04/15/23......................     4,069
  2,000     Lockheed Martin Corporation,
              7.750% 05/01/26......................     1,951
  2,500     Raytheon Company,
              7.000% 11/01/28......................     2,249
                                                     --------
                                                        8,269
                                                     --------
            APPAREL AND TEXTILES -- 0.6%
  1,625     Westpoint Stevens Inc.,
              7.875% 06/15/05......................     1,519
                                                     --------
            AUTOMOBILE PARTS MANUFACTURERS -- 1.3%
  3,350     Federal-Mogul Corporation,
              7.500% 07/01/04......................     3,205
                                                     --------
            BANKING AND FINANCE -- 12.1%
  2,500     Capital One Bank,
              6.700% 05/15/08......................     2,328
  1,000     Comerica Bank,
              8.375% 07/15/24......................     1,016
  3,500     FCB/NC Capital Trust I, Gtd. Notes,
              8.050% 03/01/28......................     3,247
  2,500     First Union Institutional Capital I,
              8.040% 12/01/26......................     2,420
  4,275     Golden State Holdings, Escrow
              Corporation,
              7.000% 08/01/03......................     4,105
    500     MCN Investment Corporation,
              6.890% 01/16/02......................       493
  1,000     Midland Bank plc,
              7.625% 06/15/06......................     1,025
  3,925     Popular, Inc., MTN,
              6.375% 09/15/03......................     3,836
  5,560     Washington Mutual Inc.,
              8.206% 02/01/27......................     5,395
  2,715     Western Financial Savings Bank, Sub.
              Deb.,
              8.500% 07/01/03......................     2,448
  2,750     Wilmington Trust Corporation,
              6.625% 05/01/08......................     2,569
                                                     --------
                                                       28,882
                                                     --------
            BEVERAGES -- 1.0%
  2,500     J Seagram & Sons,
              7.500% 12/15/18......................     2,394
                                                     --------
            BROKERAGE SERVICES -- 5.8%
  2,500     Lehman Brothers Inc.,
              11.625% 05/15/05.....................     2,987
  2,500     Merrill Lynch & Company,
              6.000% 02/17/09......................     2,282

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            BROKERAGE SERVICES -- (CONTINUED)
 $3,300     Morgan Stanley Finance plc, Gtd. Sub.
              Deb.,
              8.030%** 02/28/17....................  $  3,330
  5,120     Paine Webber Group Inc., Sr. Notes,
              7.625% 10/15/08......................     5,152
                                                     --------
                                                       13,751
                                                     --------
            CHEMICALS -- SPECIALTY -- 1.5%
  3,110     Equistar Chemicals, L.P.,
              8.500% 02/15/04......................     3,117
    400     Praxair, Inc.,
              6.750% 03/01/03......................       397
                                                     --------
                                                        3,514
                                                     --------
            CONTAINERS AND PACKAGING -- 3.3%
  4,500     BWAY Corporation, Sr. Sub. Notes,
              10.250% 04/15/07.....................     4,523
  3,350     Owens-Illinois, Inc.,
              7.850% 05/15/04......................     3,340
                                                     --------
                                                        7,863
                                                     --------
            ELECTRIC POWER -- 4.6%
  3,000     CMS Energy Corporation,
              8.125% 05/15/02......................     3,007
    500     Consumers Energy Company,
              6.200% 05/01/03......................       483
  2,775     Dominion Capital Trust I,
              7.830% 12/01/27......................     2,527
  3,402     Niagara Mohawk Power Company,
              7.250% 10/01/02......................     3,427
  1,000     Pacific Gas & Electric Company,
              7.880% 04/08/14......................     1,049
    400     PSEG Capital Corporation,
              6.740% 10/23/01......................       400
                                                     --------
                                                       10,893
                                                     --------
            ENERGY -- 6.5%
  3,210     Barrett Resources Corporation, Sr.
              Notes,
              7.550% 02/01/07......................     3,046
  2,000     Occidental Petroleum Corporation, Sr.
              Deb.,
              10.125% 09/15/09.....................     2,319
  3,635     Occidental Petroleum Corporation, Sr.
              Deb.,
              9.250% 08/01/19......................     4,012
  5,430     PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03......................     5,048
  1,125     PDV America, Inc., Gtd. Sr. Notes,
              7.750% 08/01/00......................     1,113
                                                     --------
                                                       15,538
                                                     --------
            ENTERTAINMENT -- 4.9%
  4,190     News America Holdings Inc., Gtd. Deb.,
              10.125% 10/15/12.....................     4,611
  2,660     Time Warner Inc.,
              9.125% 01/15/13......................     2,986
  1,500     Viacom Inc.,
              8.250% 08/01/22......................     1,487
  2,750     Viacom Inc.,
              7.500% 07/15/23......................     2,462
                                                     --------
                                                       11,546
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       19

NATIONS FUNDS
Nations Diversified Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FINANCIAL SERVICES -- 3.3%
 $4,150     AT & T Capital Corporation,
              6.600% 05/15/05......................  $  4,000
  1,000     Commercial Credit Company,
              7.875% 02/01/25......................     1,047
  3,110     Household Finance Corporation,
              5.875% 02/01/09......................     2,798
                                                     --------
                                                        7,845
                                                     --------
            FOREST AND PAPER PRODUCTS -- 1.8%
    450     Fort James Corporation,
              8.375% 11/15/01......................       464
  4,200     Georgia - Pacific Group,
              7.250% 06/01/28......................     3,832
                                                     --------
                                                        4,296
                                                     --------
            GAS -- 1.4%
  3,300     Louis Dreyfus Natural Gas Corporation,
              Sr. Sub. Notes,
              9.250% 06/15/04......................     3,341
                                                     --------
            HEALTHCARE -- 2.8%
  3,475     Healthsouth Corporation,
              7.000% 06/15/08......................     2,989
  3,755     Tenet Healthcare, Inc.,
              7.875% 01/15/03......................     3,633
                                                     --------
                                                        6,622
            INDUSTRIAL -- 8.3%
  3,450     Alaris Medical Systems,
              9.750% 12/01/06......................     3,200
  3,245     Allied Waste North America, Inc.,
              7.625% 01/01/06......................     2,925
  1,650     American Standard Inc.,
              7.375% 04/15/05......................     1,559
  3,805     Blount Inc.,
              7.000% 06/15/05......................     3,205
    400     Case Credit Corporation,
              6.125% 02/15/03......................       386
  3,700     Coltec Industries Inc.,
              7.500% 04/15/08......................     3,649
  2,600     Fisher Scientific International, Sr.
              Notes,
              7.125% 12/15/05......................     2,360
  2,500     Waste Management, Inc.,
              6.500% 12/15/02......................     2,337
                                                     --------
                                                       19,621
                                                     --------
            INSURANCE -- 3.5%
  2,500     Aon Capital Trust,
              8.205% 01/01/27......................     2,472
  3,000     Conseco Finance Trust III,
              8.796% 04/01/27......................     2,698
    500     Hartford Life, Inc.,
              6.900% 06/15/04......................       499
  2,620     Jefferson-Pilot Capital Trust B,
              8.285% 03/01/46(+)...................     2,535
                                                     --------
                                                        8,204
                                                     --------
            MACHINERY AND EQUIPMENT -- 0.2%
    375     Thermo Electron Corporation,
              7.625% 10/30/08......................       359
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MEDIA -- 4.9%
 $  425     A.H. Belo Corporation,
              6.875% 06/01/02......................  $    421
  2,500     British Sky Broadcasting Group Plc,
              8.200% 07/15/09......................     2,476
    500     Cox Radio, Inc.,
              6.250% 05/15/03......................       486
  3,505     Lenfest Communications, Inc.,
              10.500% 06/15/06.....................     3,961
  4,735     PRIMEDIA Inc.,
              7.625% 04/01/08......................     4,285
                                                     --------
                                                       11,629
                                                     --------
            MEDICAL PRODUCTS AND SUPPLIES -- 0.9%
  2,355     Beckman Coulter,
              7.450% 03/04/08......................     2,189
                                                     --------
            MISCELLANEOUS -- 0.3%
    719     Allied Signal,
              9.065% 06/01/33......................       820
                                                     --------
            PROFESSIONAL SERVICES -- 1.0%
  2,650     Service Corporation International,
              6.000% 12/15/05......................     2,331
                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
    500     Homeside Lending, Inc.,
              6.200% 05/15/03......................       485
                                                     --------
            RETAIL -- SPECIALTY -- 0.4%
  1,000     JC Penney Company, Inc.,
              6.500% 12/15/07......................       895
                                                     --------
            TELECOMMUNICATIONS -- 5.9%
  2,500     CSC Holdings, Inc.,
              8.125% 07/15/09......................     2,516
  4,675     GTE Corporation,
              7.900% 02/01/27......................     4,580
  2,000     Jones Intercable Inc., Sr. Notes,
              9.625% 03/15/02......................     2,125
  4,500     Rogers Cablesystems Limited, Deb.,
              10.000% 12/01/07.....................     4,792
                                                     --------
                                                       14,013
                                                     --------
            TRANSPORTATION -- 3.5%
  4,025     ERAC USA Finance Company,
              6.625% 02/15/05(+)...................     3,879
  3,950     Federal Express Corporation, Notes,
              9.650% 06/15/12......................     4,421
                                                     --------
                                                        8,300
                                                     --------
            UTILITIES -- TELEPHONE -- 1.0%
  2,500     LCI International, Inc.,
              7.250% 06/15/07......................     2,458
                                                     --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $209,303)......................   200,782
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- 2.6%
 $  375     Banco Latinoamericano,
              7.200%** 05/28/02(+).................  $    372
  2,500     Corp Andina De Fomento,
              7.750% 03/01/04......................     2,499
  4,500     United Mexican States, Senior Notes,
              6.250% 12/31/19......................     3,307
                                                     --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $6,126)........................     6,178
                                                     --------
            MORTGAGE-BACKED SECURITIES -- 1.1%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.1%
              (Cost $2,659)
  2,755     5.625% 05/14/04........................     2,673
                                                     --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.0%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 3.0%
              (Cost: $7,151)
  7,920     5.250% 01/15/09........................     7,153
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 4.2%
            U.S. TREASURY BONDS -- 4.2%
  7,285     9.125% 05/15/09........................     8,137
  1,000     10.625% 08/15/15.......................     1,411
    295     8.125% 05/15/21........................       352
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost: $10,173)......................     9,900
                                                     --------


SHARES
(000)
------
         INVESTMENT COMPANIES -- 9.4%
           (Cost $22,329)
22,329   Nations Cash Reserves#................     22,329
                                                  --------
         TOTAL INVESTMENTS
           (Cost $258,145*).............  105.0%   249,411
                                                  --------
         OTHER ASSETS AND LIABILITIES
           (NET)                           (5.0)%
         Receivable for investment securities
           sold................................   $  7,977
         Receivable for Fund shares sold.......        300
         Interest receivable...................      5,488
         Prepaid expenses......................          9
         Collateral on securities loaned.......    (18,680)
         Payable for Fund shares redeemed......       (324)
         Investment advisory fee payable.......        (64)
         Administration fee payable............        (43)
         Shareholder servicing and distribution
           fees payable........................       (102)
         Due to custodian......................        (13)
         Dividends payable.....................     (1,311)
         Payable for investment securities
           purchased...........................     (4,948)
         Accrued Trustees'/Directors' fees and
           expenses............................        (22)
         Accrued expenses and other
           liabilities.........................       (169)
                                                  --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...................    (11,902)
                                                  --------
         NET ASSETS.....................  100.0%  $237,509
                                                  ========

                                                   VALUE
                                                   (000)
----------------------------------------------------------
------
         NET ASSETS CONSIST OF:
         Undistributed net investment income...   $     14
         Accumulated net realized loss on
           investments sold....................    (10,084)
         Net unrealized depreciation of
           investments.........................     (8,734)
         Paid-in capital.......................    256,313
                                                  --------
         NET ASSETS............................   $237,509
                                                  ========
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($136,243,316 / 13,932,592 shares
           outstanding)........................      $9.78
                                                     -----
                                                     -----
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($34,915,867 / 3,573,144
           shares outstanding).................      $9.77
                                                     -----
                                                     -----

         Maximum sales charge..................      4.75%
         Maximum offering price per share......     $10.26
         INVESTOR B SHARES:
         Net asset value and offering price per
           share+ ($64,830,366 / 6,630,536
           shares outstanding).................      $9.78
                                                     -----
                                                     -----
         INVESTOR C SHARES:
         Net asset value and offering price per
           share+ ($1,519,792 / 155,555 shares
           outstanding)........................      $9.77
                                                     -----
                                                     -----

---------------
 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $521 and gross depreciation of $9,255 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $258,145.

** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1999.

 (+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 @ Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $18,680.

   ABBREVIATIONS:

      MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                                    SHORT-
                                                      SHORT-TERM                 INTERMEDIATE                 GOVERNMENT
                                                        INCOME                    GOVERNMENT                  SECURITIES
                                                  ------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest......................................    $            13,077         $            18,202         $             7,019
Interest allocated from Portfolio+............                     --                          --                          --
Dividends.....................................                     --                          --                          --
Dividends allocated from Portfolio+...........                     --                          --                          --
Securities lending income.....................                     --                          93                          17
Expenses allocated from Portfolio+............                     --                          --                          --
Fees waived by investment advisor.............                     --                          --                          --
                                                  -------------------         -------------------         -------------------
    Total investment income...................                 13,077                      18,295                       7,036
                                                  -------------------         -------------------         -------------------
EXPENSES:
Investment advisory fee.......................                    787                       1,169                         540
Administration fee............................                    408                         601                         208
Transfer agent fees...........................                     93                         143                          38
Custodian fees................................                     20                          30                          22
Legal and audit fees..........................                     46                          48                          40
Registration and filing fees..................                     23                          29                          24
Trustees'/Directors' fees and expenses........                      8                           8                           8
Interest expense..............................                     --                          --                          --*
Other.........................................                     36                          64                          --
                                                  -------------------         -------------------         -------------------
    Subtotal..................................                  1,421                       2,092                         880
Shareholder servicing and distribution fees:
  Primary B Shares............................                     --                           1                          --
  Investor A Shares...........................                     18                          68                          73
  Investor B Shares...........................                     22                          50                         155
  Investor C Shares...........................                      6                           5                           3
  Seafirst Shares.............................                     --                          --                          --
                                                  -------------------         -------------------         -------------------
    Total expenses............................                  1,467                       2,216                       1,111
Fees waived by investment advisor and/or
  distributor.................................                   (332)                       (236)                       (125)
Fees reduced by credits allowed by the
  custodian...................................                     (1)                         (3)                         (2)
                                                  -------------------         -------------------         -------------------
    Net expenses..............................                  1,134                       1,977                         984
                                                  -------------------         -------------------         -------------------
NET INVESTMENT INCOME.........................                 11,943                      16,318                       6,052
                                                  -------------------         -------------------         -------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) on investments.......                 (1,559)                     (9,249)                     (6,950)
Net realized gain/(loss) on investments
  allocated from Portfolio+...................                     --                          --                          --
Net change in unrealized
  appreciation/(depreciation) of
  investments.................................                 (4,680)                     (5,276)                     (1,025)
Net change in unrealized
  appreciation/(depreciation) of investments
  allocated from Portfolio+...................                     --                          --                          --
                                                  -------------------         -------------------         -------------------
Net realized and unrealized gain/(loss) on
  investments.................................                 (6,239)                    (14,525)                     (7,975)
                                                  -------------------         -------------------         -------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................    $             5,704         $             1,793         $            (1,923)
                                                  ===================         ===================         ===================

---------------

 * Amount represents less than $500.

 + Allocated from Nations Intermediate Bond Master Portfolio.

(a) Represents financial information for the Pacific Horizon Intermediate Bond Fund, which was reorganized into Nations Intermediate Bond Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                INTERMEDIATE BOND
    -----------------------------------------
      FOR THE PERIOD
      MAY 15, 1999 TO       FOR THE PERIOD           STRATEGIC
    SEPTEMBER 30, 1999     MARCH 1, 1999 TO            FIXED            U.S. GOVERNMENT         DIVERSIFIED
        (UNAUDITED)         MAY 14, 1999(a)           INCOME                 BOND                 INCOME
---------------------------------------------------------------------------------------------------------------
    $                --   $                --   $            60,201   $             3,122   $            10,202
                  2,135                 1,190                    --                    --                    --
                     --                    --                    --                    --                    --
                     --                    --                    --                    --                    --
                     --                    --                    29                    28                     4
                   (178)                  (75)                   --                    --                    --
                     53                    --                    --                    --                    --
    -------------------   -------------------   -------------------   -------------------   -------------------
                  2,010                 1,115                60,230                 3,150                10,206
    -------------------   -------------------   -------------------   -------------------   -------------------
                     --                    --                 4,082                   290                   738
                     58                    30                 1,758                   106                   258
                     20                     8                   403                    25                    68
                     --                     8                    98                    10                    18
                     19                    --                    65                    42                    42
                     21                    28                    23                    32                    25
                      2                    --                     8                     8                     8
                     --                    --                    --                    --*                   --*
                     42                    22                   123                    21                    39
    -------------------   -------------------   -------------------   -------------------   -------------------
                    162                    96                 6,560                   534                 1,196
                     --                    --                    --                    --                    --
                     43                    32                    37                     4                    40
                     --                    --                    31                    38                   336
                      1                     1                     6                     7                     8
                     27                    17                    --                    --                    --
    -------------------   -------------------   -------------------   -------------------   -------------------
                    233                   146                 6,634                   583                 1,580
                    (12)                  (14)                 (230)                  (95)                 (237)
                     --                    --                   (19)                   (3)                   (3)
    -------------------   -------------------   -------------------   -------------------   -------------------
                    221                   132                 6,385                   485                 1,340
    -------------------   -------------------   -------------------   -------------------   -------------------
                  1,789                   983                53,845                 2,665                 8,866
    -------------------   -------------------   -------------------   -------------------   -------------------
                     --                    --               (10,545)               (2,456)              (10,090)
                 (1,009)                 (101)                   --                    --                    --
                     --                    --               (56,330)               (1,724)               (4,050)
                   (440)                 (230)                   --                    --                    --
    -------------------   -------------------   -------------------   -------------------   -------------------
                 (1,449)                 (331)              (66,875)               (4,180)              (14,140)
    -------------------   -------------------   -------------------   -------------------   -------------------
    $               340   $               652   $           (13,030)  $            (1,515)  $            (5,274)
    ===================   ===================   ===================   ===================   ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SHORT-INTERMEDIATE
                                           SHORT-TERM INCOME                     GOVERNMENT
                                     -----------------------------      -----------------------------
                                     SIX MONTHS                         SIX MONTHS
                                        ENDED                              ENDED
                                       9/30/99         YEAR ENDED         9/30/99         YEAR ENDED
                                     (UNAUDITED)         3/31/99        (UNAUDITED)         3/31/99
                                     ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income..........      $    11,943       $    24,445      $    16,318       $    36,822
Net realized gain/(loss) on
  investments..................           (1,559)              647           (9,249)              674
Net realized gain/(loss) on
  investments allocated from
  Portfolio+...................               --                --               --                --
Net change in unrealized
  appreciation/(depreciation)
  of investments...............           (4,680)              120           (5,276)           (3,584)
Net change in unrealized
  appreciation/(depreciation)
  of investments allocated from
  Portfolio+...................               --                --               --                --
                                     -----------       -----------      -----------       -----------
Net increase/(decrease) in net
  assets resulting from
  operations...................            5,704            25,212            1,793            33,912
Distributions to shareholders
  from net investment income:
  Primary A Shares.............          (11,396)          (23,117)         (14,672)          (33,806)
  Primary B Shares.............               --                --               (6)              (14)
  Investor A Shares............             (400)             (942)          (1,394)           (2,497)
  Investor B Shares............             (117)             (318)            (222)             (451)
  Investor C Shares............              (30)              (69)             (24)              (55)
  Seafirst Shares..............               --                --               --                --
Distributions to shareholders
  from net realized gain on
  investments:
  Primary A Shares.............               --                --               --                --
  Primary B Shares.............               --                --               --                --
  Investor A Shares............               --                --               --                --
  Investor B Shares............               --                --               --                --
  Investor C Shares............               --                --               --                --
  Seafirst Shares..............               --                --               --                --
Net increase/(decrease) in net
  assets from Fund share
  transactions.................            5,084            65,679          (43,523)          (77,344)
                                     -----------       -----------      -----------       -----------
Net increase/(decrease) in net
  assets.......................           (1,155)           66,445          (58,048)          (80,255)
NET ASSETS:
Beginning of period............          419,688           353,243          644,939           725,194
                                     -----------       -----------      -----------       -----------
End of period..................      $   418,533       $   419,688      $   586,891       $   644,939
                                     ===========       ===========      ===========       ===========
Undistributed net investment
  income/(distributions in
  excess of net investment
  income) at end of period.....      $        (3)      $        (3)     $        --       $        --
                                     ===========       ===========      ===========       ===========


                                    GOVERNMENT SECURITIES
                                 ----------------------------
                                 SIX MONTHS
                                    ENDED
                                   9/30/99        YEAR ENDED
                                 (UNAUDITED)        3/31/99
                                 ----------------------------
(IN THOUSANDS)
Net investment income..........  $     6,052      $     9,231
Net realized gain/(loss) on
  investments..................       (6,950)           2,056
Net realized gain/(loss) on
  investments allocated from
  Portfolio+...................           --               --
Net change in unrealized
  appreciation/(depreciation)
  of investments...............       (1,025)          (2,701)
Net change in unrealized
  appreciation/(depreciation)
  of investments allocated from
  Portfolio+...................           --               --
                                 -----------      -----------
Net increase/(decrease) in net
  assets resulting from
  operations...................       (1,923)           8,586
Distributions to shareholders
  from net investment income:
  Primary A Shares.............       (3,555)          (6,592)
  Primary B Shares.............           --               --
  Investor A Shares............       (1,686)          (1,111)
  Investor B Shares............         (795)          (1,513)
  Investor C Shares............          (14)             (16)
  Seafirst Shares..............           --               --
Distributions to shareholders
  from net realized gain on
  investments:
  Primary A Shares.............           --               --
  Primary B Shares.............           --               --
  Investor A Shares............           --               --
  Investor B Shares............           --               --
  Investor C Shares............           --               --
  Seafirst Shares..............           --               --
Net increase/(decrease) in net
  assets from Fund share
  transactions.................       54,393           52,362
                                 -----------      -----------
Net increase/(decrease) in net
  assets.......................       46,420           51,716
NET ASSETS:
Beginning of period............      169,147          117,431
                                 -----------      -----------
End of period..................  $   215,567      $   169,147
                                 ===========      ===========
Undistributed net investment
  income/(distributions in
  excess of net investment
  income) at end of period.....  $      (386)     $      (388)
                                 ===========      ===========

---------------

(a) Represents financial information for the Pacific Horizon Intermediate Bond Fund, which was reorganized into Nations Intermediate Bond Fund on May 21, 1999.

 +  Allocated from Nations Intermediate Bond Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

               INTERMEDIATE BOND               STRATEGIC FIXED INCOME       U.S. GOVERNMENT BOND         DIVERSIFIED INCOME
    ---------------------------------------   -------------------------   -------------------------   -------------------------
      PERIOD        PERIOD                    SIX MONTHS                  SIX MONTHS                  SIX MONTHS
       ENDED         ENDED      YEAR ENDED       ENDED                       ENDED                       ENDED
      9/30/99       9/30/99       3/31/99       9/30/99     YEAR ENDED      9/30/99     YEAR ENDED      9/30/99     YEAR ENDED
    (UNAUDITED)       (a)           (a)       (UNAUDITED)     3/31/99     (UNAUDITED)     3/31/99     (UNAUDITED)     3/31/99
-------------------------------------------------------------------------------------------------------------------------------
    $     1,789   $       983   $     4,566   $    53,845   $   109,211   $     2,665   $     8,835   $     8,866   $    23,415
             --            --            --       (10,545)       16,587        (2,456)        2,128       (10,090)        2,481
         (1,009)         (101)        1,017            --            --            --            --            --            --
             --            --            --       (56,330)      (23,298)       (1,724)        1,275        (4,050)       (8,154)
           (440)         (230)       (1,825)           --            --            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            340           652         3,758       (13,030)      102,500        (1,515)       12,238        (5,274)       17,742
           (217)           --            --       (52,795)     (107,116)       (2,422)       (8,563)       (5,818)      (18,940)
         (1,083)         (541)       (2,957)         (864)       (1,854)          (66)         (105)       (1,039)         (765)
             --            --            --          (158)         (180)         (152)         (142)       (1,962)       (3,613)
             (3)           (4)          (23)          (28)          (60)          (25)          (28)          (47)          (98)
           (620)         (256)       (1,622)           --            --            --            --            --            --
             --            --            --            --            --            --            --            --            --
             --            --            --        (7,863)      (10,814)           --        (6,877)           --        (2,686)
             --            --            --            --            --            --            --            --            --
             --            --          (772)         (135)         (198)           --           (93)           --          (115)
             --            --            --           (25)          (20)           --           (77)           --          (603)
             --            --            (5)           (5)           (7)           --           (55)           --           (16)
             --            --          (353)           --            --            --            --            --            --
         (2,855)       (2,880)       21,773        34,859       142,950       (18,252)     (144,617)     (148,367)       65,986
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         (4,438)       (3,029)       19,799       (40,044)      125,201       (22,432)     (148,319)     (162,507)       56,892
         94,319        97,348        77,549     1,836,851     1,711,650       119,373       267,692       400,016       343,124
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $    89,881   $    94,319   $    97,348   $ 1,796,807   $ 1,836,851   $    96,941   $   119,373   $   237,509   $   400,016
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========
    $       (39)  $        96   $       (86)  $        --   $         1   $        24   $        23   $        14   $        13
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                           SHORT-TERM INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 1999
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   5,339    $ 51,796        9,560    $  95,118
  Issued in exchange for assets of Institutional Shares of
    Emerald Short-Term Income Fund (Note 9).................      --          --        9,960       97,328
  Issued as reinvestment of dividends.......................      75         727          220        2,155
  Redeemed..................................................  (4,533)    (43,942)     (13,100)    (129,838)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     881    $  8,581        6,640    $  64,763
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     364    $  3,546          649    $   6,379
  Issued in exchange for Retail Shares of Emerald Short-Term
    Income Fund (Note 9)....................................      --          --          394        3,850
  Issued as reinvestment of dividends.......................      26         252           73          754
  Redeemed..................................................    (471)     (4,573)      (1,019)     (10,035)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (81)   $   (775)          97    $     948
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      --    $     --          338    $   3,306
  Issued as reinvestment of dividends.......................       9          85           28          276
  Redeemed..................................................    (245)     (2,379)        (242)      (2,369)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (236)   $ (2,294)         124    $   1,213
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      19    $    185          118    $   1,168
  Issued as reinvestment of dividends.......................       1          15            5           46
  Redeemed..................................................     (64)       (628)        (251)      (2,459)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (44)   $   (428)        (128)   $  (1,245)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................     520    $  5,084        6,733    $  65,679
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)                    (UNAUDITED)

                                                                      SHORT-INTERMEDIATE GOVERNMENT
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   13,639    $  54,926       24,666    $ 103,136
  Issued in exchange for assets of Common Trust Two-Year
    Government Fund (Note 9)................................       --           --        1,373        5,670
  Issued as reinvestment of dividends.......................       69          280          241        1,013
  Redeemed..................................................  (26,429)    (106,572)     (43,680)    (181,917)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (12,721)   $ (51,366)     (17,400)   $ (72,098)
                                                              =======    =========      =======    =========
PRIMARY B SHARES:
  Sold......................................................       --    $      --           --    $      --
  Issued as reinvestment of dividends.......................        1            5            3           13
  Redeemed..................................................      (18)         (76)          --           --
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (17)   $     (71)           3    $      13
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   14,661    $  59,092        1,415    $   5,858
  Issued in exchange for A Shares of Pacific Horizon
    Short-Term Government Fund (Note 9).....................    4,739       19,247           --           --
  Issued as reinvestment of dividends.......................      173          698          435        1,802
  Redeemed..................................................  (17,685)     (71,271)      (2,930)     (12,131)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,888    $   7,766       (1,080)   $  (4,471)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      374    $   1,522          628    $   2,651
  Issued as reinvestment of dividends.......................       32          128           69          286
  Redeemed..................................................     (326)      (1,312)        (740)      (3,109)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       80    $     338          (43)   $    (172)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       11    $      43          131    $     539
  Issued as reinvestment of dividends.......................        4           17           11           47
  Redeemed..................................................      (62)        (250)        (290)      (1,202)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (47)   $    (190)        (148)   $    (616)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (10,817)   $ (43,523)     (18,668)   $ (77,344)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)                    (UNAUDITED)

                                                                        GOVERNMENT SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                               -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  1,836     $ 17,753       2,562    $ 25,739
  Issued in exchange for:
    Institutional Shares of Emerald U.S. Government
      Securities Fund (Note 9)..............................     --           --       4,567      45,329
    Assets of Common Trust Government Bond Fund (Note 9)....     --           --         598       5,957
  Issued as reinvestment of dividends.......................     19          187          43         420
  Redeemed.................................................. (1,742)     (16,768)     (3,293)    (33,049)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    113     $  1,172       4,477    $ 44,396
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................  1,150     $ 11,280         230    $  2,311
  Issued in exchange for:
    A Shares of Pacific Horizon U.S. Government Fund (Note
      9)....................................................  6,013       58,531          --          --
    Retail Shares Emerald U.S. Government Securities Fund
      (Note 9)..............................................     --           --       1,879      18,654
  Issued as reinvestment of dividends.......................    102          977          59         597
  Redeemed.................................................. (2,131)     (20,398)     (1,084)    (10,876)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  5,134     $ 50,390       1,084    $ 10,686
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................    721     $  6,957         430    $  4,314
  Issued as reinvestment of dividends.......................     46          439          94         952
  Redeemed..................................................   (489)      (4,704)       (742)     (7,449)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    278     $  2,692        (218)   $ (2,183)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     29     $    317          --*   $      2
  Issued in exchange for K Shares of Pacific Horizon U.S.
    Government Fund (Note 9)................................    152        1,478          --          --
  Issued as reinvestment of dividends.......................      2           16           1          10
  Redeemed..................................................   (175)      (1,672)        (54)       (549)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      8     $    139         (53)   $   (537)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  5,533     $ 54,393       5,290    $ 52,362
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)                    (UNAUDITED)

                                                                            INTERMEDIATE BOND
                                                      PERIOD ENDED
                                                   SEPTEMBER 30, 1999        PERIOD ENDED              YEAR ENDED
                                                      (UNAUDITED)           MAY 14, 1999(a)       FEBRUARY 28, 1999(a)
                                                   ------------------      -----------------      --------------------
                                                   SHARES    DOLLARS       SHARES    DOLLARS      SHARES      DOLLARS
                                                    ------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...........................................  1,172     $ 11,070         --     $    --          --     $     --
  Issued as reinvestment of dividends............      1           14         --          --          --           --
  Redeemed.......................................   (101)        (950)        --          --          --           --
                                                   ------    --------       ----     -------      ------     --------
  Net increase/(decrease)........................  1,072     $ 10,134         --     $    --          --     $     --
                                                   ======    ========       ====     =======      ======     ========
INVESTOR A SHARES:
  Sold...........................................    649     $  6,086        229     $ 2,187       3,819     $ 37,589
  Issued as reinvestment of dividends............     15          141         14         135         108        1,049
  Redeemed.......................................  (1,839)    (17,390)      (437)     (4,195)     (1,588)     (15,485)
                                                   ------    --------       ----     -------      ------     --------
  Net increase/(decrease)........................  (1,175)   $(11,163)      (194)    $(1,873)      2,339     $ 23,153
                                                   ======    ========       ====     =======      ======     ========
INVESTOR C SHARES:
  Sold...........................................      2     $     10          5     $    44          25     $    246
  Issued as reinvestment of dividends............     --*           4         --           4           3           28
  Redeemed.......................................    (51)        (476)        (8)        (72)        (29)        (285)
                                                   ------    --------       ----     -------      ------     --------
  Net increase/(decrease)........................    (49)    $   (462)        (3)    $   (24)         (1)    $    (11)
                                                   ======    ========       ====     =======      ======     ========
SEAFIRST SHARES:
  Sold...........................................     47     $    508         61     $   666         469     $  5,164
  Issued as reinvestment of dividends............     32          337         24         256         180        1,974
  Redeemed.......................................   (208)      (2,209)      (175)     (1,905)       (776)      (8,507)
                                                   ------    --------       ----     -------      ------     --------
  Net increase/(decrease)........................   (129)    $ (1,364)       (90)    $  (983)       (127)    $ (1,369)
                                                   ======    ========       ====     =======      ======     ========
  Total net increase/(decrease)..................   (281)    $ (2,855)      (287)    $(2,880)      2,211     $ 21,773
                                                   ======    ========       ====     =======      ======     ========

---------------

(a) Represents financial information for the Pacific Horizon Intermediate Bond Fund, which was reorganized into Nations Intermediate Bond Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)                    (UNAUDITED)

                                                                          STRATEGIC FIXED INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   29,403    $ 284,325       49,350    $ 494,694
  Issued in exchange for:
    Institutional Shares of Emerald Managed Bond Fund (Note
      9)....................................................       --           --        7,464       74,663
    Assets of Common Trust Bond Fund (Note 9)...............       --           --        6,909       69,407
    Assets of Common Trust Intermediate Bond Fund (Note
      9)....................................................       --           --        7,156       71,850
  Issued as reinvestment of dividends.......................      456        4,441        1,534       16,762
  Redeemed..................................................  (26,133)    (252,639)     (59,014)    (593,850)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    3,726    $  36,127       13,399    $ 133,526
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      585    $   5,623        1,498    $  14,738
  Issued in exchange for Retail Shares of Emerald Managed
    Bond Fund (Note 9)......................................       --           --          258        2,583
  Issued as reinvestment of dividends.......................       72          693          162        1,692
  Redeemed..................................................     (933)      (9,015)      (1,281)     (12,595)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (276)   $  (2,699)         637    $   6,418
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      187    $   1,827          331    $   3,313
  Issued as reinvestment of dividends.......................       15          144           17          175
  Redeemed..................................................      (79)        (763)         (65)        (688)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      123    $   1,208          283    $   2,800
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       26    $     237           74    $     740
  Issued as reinvestment of dividends.......................        2           21            5           51
  Redeemed..................................................       (4)         (35)         (58)        (585)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       24    $     223           21    $     206
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    3,597    $  34,859       14,340    $ 142,950
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)                    (UNAUDITED)

                                                                          U.S. GOVERNMENT BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 1999
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     387    $  3,824        1,191    $  12,083
  Issued as reinvestment of dividends.......................       8          74          517        5,293
  Redeemed..................................................  (2,523)    (24,706)     (16,293)    (168,334)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (2,128)   $(20,808)     (14,585)   $(150,958)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     170    $  1,692           87    $     882
  Issued as reinvestment of dividends.......................       4          39           10          125
  Redeemed..................................................    (137)     (1,344)         (54)        (556)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      37    $    387           43    $     451
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     381    $  3,756          615    $   6,346
  Issued as reinvestment of dividends.......................      11         111           20          206
  Redeemed..................................................    (177)     (1,753)         (59)        (711)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     215    $  2,114          576    $   5,841
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      26    $    256            6    $      80
  Issued as reinvestment of dividends.......................       1          13            6           77
  Redeemed..................................................     (22)       (214)         (15)        (108)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................       5    $     55           (3)   $      49
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (1,871)   $(18,252)     (13,969)   $(144,617)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)                    (UNAUDITED)

                                                                           DIVERSIFIED INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 1999
                                                              --------------------      ------------------
                                                              SHARES      DOLLARS       SHARES    DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    3,421    $  34,597       8,342    $ 88,223
  Issued as reinvestment of dividends.......................      227        2,328       1,269      13,365
  Redeemed..................................................  (20,543)    (210,296)     (3,803)    (40,256)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................  (16,895)   $(173,371)      5,808    $ 61,332
                                                              =======    =========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      206    $   2,252         394    $  4,150
  Issued in exchange for A Shares of Pacific Horizon
    Flexible Income Fund (Note 9)...........................    3,474       35,581          --          --
  Issued as reinvestment of dividends.......................       49          491          56         585
  Redeemed..................................................   (1,412)     (14,259)       (326)     (3,419)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................    2,317    $  24,065         124    $  1,316
                                                              =======    =========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      946    $   9,537       1,627    $ 17,162
  Issued as reinvestment of dividends.......................      108        1,084         247       2,704
  Redeemed..................................................     (983)      (9,853)     (1,502)    (15,942)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................       71    $     768         372    $  3,924
                                                              =======    =========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       49    $     516          66    $    692
  Issued in exchange for K Shares of Pacific Horizon
    Flexible Income Fund (Note 9)...........................       54          555          --          --
  Issued as reinvestment of dividends.......................        3           34           8          81
  Redeemed..................................................      (93)        (934)       (129)     (1,359)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................       13    $     171         (55)   $   (586)
                                                              =======    =========      ======    ========
  Total net increase/(decrease).............................  (14,494)   $(148,367)      6,249    $ 65,986
                                                              =======    =========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

                                                                                                            DISTRIBUTIONS
                              NET ASSET                  NET REALIZED      NET INCREASE/      DIVIDENDS     IN EXCESS
                               VALUE         NET         AND UNREALIZED    (DECREASE) IN      FROM NET       OF NET
                              BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    INVESTMENT
                              OF PERIOD    INCOME        INVESTMENTS       FROM OPERATIONS     INCOME        INCOME
                              -------------------------------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).............     $ 9.79        $0.28           $(0.15)           $ 0.13           $(0.28)            --
Year ended 3/31/1999......       9.77         0.56             0.02              0.58            (0.56)            --
Year ended 3/31/1998......       9.68         0.56             0.09              0.65            (0.56)            --
Year ended 3/31/1997#.....       9.76         0.58            (0.08)             0.50            (0.58)            --
Period ended
  3/31/1996(a)#...........       9.84         0.20            (0.08)             0.12            (0.20)            --
Year ended 11/30/1995#....       9.48         0.61             0.36              0.97            (0.61)            --
Year ended 11/30/1994#....      10.01         0.50            (0.51)            (0.01)           (0.48)        $(0.02)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).............     $ 9.79        $0.27           $(0.15)           $ 0.12           $(0.27)            --
Year ended 3/31/1999......       9.77         0.54             0.02              0.56            (0.54)            --
Year ended 3/31/1998......       9.68         0.54             0.09              0.63            (0.54)            --
Year ended 3/31/1997#.....       9.76         0.56            (0.08)             0.48            (0.56)            --
Period ended
  3/31/1996(a)#...........       9.84         0.19            (0.08)             0.11            (0.19)            --
Year ended 11/30/1995#....       9.48         0.59             0.36              0.95            (0.59)            --
Year ended 11/30/1994#....      10.01         0.48            (0.51)            (0.03)           (0.46)        $(0.02)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).............     $ 9.79        $0.26           $(0.15)           $ 0.11           $(0.26)            --
Year ended 3/31/1999......       9.77         0.52             0.02              0.54            (0.52)            --
Year ended 3/31/1998......       9.68         0.53             0.09              0.62            (0.53)            --
Year ended 3/31/1997#.....       9.76         0.55            (0.08)             0.47            (0.55)            --
Period ended
  3/31/1996(a)#...........       9.84         0.19            (0.08)             0.11            (0.19)            --
Year ended 11/30/1995#....       9.48         0.57             0.36              0.93            (0.57)            --
Year ended 11/30/1994#....      10.01         0.47            (0.51)            (0.04)           (0.45)        $(0.02)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).............     $ 9.79        $0.23           $(0.15)           $ 0.08           $(0.23)            --
Year ended 3/31/1999......       9.77         0.52             0.02              0.54            (0.52)            --
Year ended 3/31/1998......       9.68         0.53             0.09              0.62            (0.53)            --
Year ended 3/31/1997#.....       9.76         0.55            (0.08)             0.47            (0.55)            --
Period ended
  3/31/1996(a)#...........       9.84         0.19            (0.08)             0.11            (0.19)            --
Year ended 11/30/1995#....       9.48         0.57             0.36              0.93            (0.57)            --
Year ended 11/30/1994#....      10.01         0.46            (0.51)            (0.05)           (0.44)        $(0.02)

                            DISTRIBUTIONS
                              FROM
                             CAPITAL
                              -------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).............         --
Year ended 3/31/1999......         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 11/30/1995#....         --
Year ended 11/30/1994#....     $(0.02)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).............         --
Year ended 3/31/1999......         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 11/30/1995#....         --
Year ended 11/30/1994#....     $(0.02)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).............         --
Year ended 3/31/1999......         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 11/30/1995#....         --
Year ended 11/30/1994#....     $(0.02)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).............         --
Year ended 3/31/1999......         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 11/30/1995#....         --
Year ended 11/30/1994#....     $(0.02)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.28)          $9.64         1.32%     $400,117       0.53%+(c)       5.72%+          43%          0.68%+(c)
    (0.56)           9.79         6.07       397,467       0.50(c)         5.70            64           0.80(c)
    (0.56)           9.77         6.89       331,961       0.56(b)(c)      5.75            66           0.86(c)
    (0.58)           9.68         5.25       181,455       0.55(b)         5.97           172           0.85
    (0.20)           9.76         1.19       179,957       0.55+           6.07+           73           0.88+
    (0.61)           9.84        10.48       169,291       0.56            6.32           224           0.86
    (0.52)           9.48        (0.11)      176,712       0.50            5.23           293           0.82
   $(0.27)          $9.64         1.22%     $ 13,657       0.74%+(c)       5.51%+          43%          0.93%+(c)
    (0.54)           9.79         5.85        14,652       0.70(c)         5.50            64           1.05(c)
    (0.54)           9.77         6.67        13,688       0.76(b)(c)      5.55            66           1.06(c)
    (0.56)           9.68         5.04         6,169       0.75(b)         5.77           172           1.05
    (0.19)           9.76         1.13         2,810       0.75+           5.87+           73           1.08+
    (0.59)           9.84        10.29         2,969       0.76            6.12           224           1.06
    (0.50)           9.48        (0.33)        2,490       0.71            5.02           293           1.03
   $(0.26)          $9.64         1.14%     $  3,461       0.89%+(c)       5.36%+          43%          1.68%+(c)
    (0.52)           9.79         5.70         5,825       0.85(c)         5.35            64           1.80(c)
    (0.53)           9.77         6.51         4,602       0.91(b)(c)      5.40            66           1.21(c)
    (0.55)           9.68         4.89         5,536       0.90(b)         5.62           172           1.20
    (0.19)           9.76         1.08         7,339       0.90+           5.72+           73           1.23+
    (0.57)           9.84        10.10         8,873       0.91            5.97           224           1.21
    (0.49)           9.48        (0.46)       16,550       0.85            4.88           293           1.17
   $(0.23)          $9.64         0.81%     $  1,298       1.53%+(c)       4.72%+          43%          1.68%+(c)
    (0.52)           9.79         5.64         1,744       1.01(c)         5.19            64           1.80(c)
    (0.53)           9.77         6.51         2,992       0.91(b)(c)      5.40            66           1.21(c)
    (0.55)           9.68         4.89         4,063       0.90(b)         5.62           172           1.20
    (0.19)           9.76         1.07         6,121       0.90+           5.72+           73           1.23+
    (0.57)           9.84        10.08         6,056       0.91            5.97           224           1.21
    (0.48)           9.48        (0.51)        8,102       0.89            4.84           293           1.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................      $4.10        $0.10           $(0.10)               --           $(0.10)            --
Year ended 3/31/1999..............       4.12         0.22            (0.02)           $ 0.20            (0.22)            --
Year ended 3/31/1998..............       3.99         0.23             0.13              0.36            (0.23)            --
Year ended 3/31/1997#.............       4.07         0.23            (0.08)             0.15            (0.23)            --
Period ended 3/31/1996(b)#........       4.14         0.07            (0.07)             0.00            (0.07)(a)         --
Year ended 11/30/1995#............       3.93         0.24             0.21              0.45            (0.24)(a)         --
Year ended 11/30/1994.............       4.28         0.23            (0.33)            (0.10)           (0.23)(a)     $(0.02)
PRIMARY B SHARES
Six months ended 9/30/1999
  (unaudited).....................      $4.10        $0.10           $(0.10)               --           $(0.10)            --
Year ended 3/31/1999#.............       4.12         0.21            (0.02)           $ 0.19            (0.21)            --
Year ended 3/31/1998..............       3.99         0.21             0.13              0.34            (0.21)            --
Six months ended 3/31/1997*#......       4.02         0.16            (0.03)             0.13            (0.16)            --
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................      $4.10        $0.10           $(0.10)               --           $(0.10)            --
Year ended 3/31/1999..............       4.12         0.21            (0.02)           $ 0.19            (0.21)            --
Year ended 3/31/1998..............       3.99         0.22             0.13              0.35            (0.22)            --
Year ended 3/31/1997#.............       4.07         0.22            (0.08)             0.14            (0.22)            --
Period ended 3/31/1996(b)#........       4.14         0.07            (0.07)             0.00            (0.07)(a)         --
Year ended 11/30/1995#............       3.93         0.23             0.21              0.44            (0.23)(a)         --
Year ended 11/30/1994.............       4.28         0.22            (0.33)            (0.11)           (0.22)(a)     $(0.02)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................      $4.10        $0.09           $(0.10)           $(0.01)          $(0.09)            --
Year ended 3/31/1999..............       4.12         0.19            (0.02)             0.17            (0.19)            --
Year ended 3/31/1998..............       3.99         0.20             0.13              0.33            (0.20)            --
Year ended 3/31/1997#.............       4.07         0.20            (0.08)             0.12            (0.20)            --
Period ended 3/31/1996(b)#........       4.14         0.07            (0.07)             0.00            (0.07)(a)         --
Year ended 11/30/1995#............       3.93         0.21             0.21              0.42            (0.21)(a)         --
Year ended 11/30/1994.............       4.28         0.20            (0.33)            (0.13)           (0.20)(a)     $(0.02)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................      $4.09        $0.09           $(0.10)           $(0.01)          $(0.09)            --
Year ended 3/31/1999..............       4.12         0.19            (0.03)             0.16            (0.19)            --
Year ended 3/31/1998..............       3.99         0.20             0.13              0.33            (0.20)            --
Year ended 3/31/1997#.............       4.07         0.21            (0.08)             0.13            (0.21)            --
Period ended 3/31/1996(b)#........       4.14         0.07            (0.07)             0.00            (0.07)(a)         --
Year ended 11/30/1995#............       3.93         0.22             0.21              0.43            (0.22)(a)         --
Year ended 11/30/1994.............       4.28         0.20            (0.33)            (0.13)           (0.20)(a)     $(0.02)

---------------

 * Short-Intermediate Government Primary B Shares commenced operations on June 28, 1996.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than 0.01%.

 (a) Includes distribution in excess of less than $0.01 per share.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (d) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.10)          $4.00          0.19%    $524,720       0.61%+(d)       5.31%+         120%          0.68%+(d)
    (0.22)           4.10          4.97      589,092       0.58(d)         5.36           242        0.78(d)
    (0.23)           4.12          9.11      663,833       0.61            5.53           538           0.81
    (0.23)           3.99          3.72      371,118       0.63(c)(d)      5.73           529           0.83(d)
    (0.07)           4.07          0.07      399,915       0.63+           5.32+          189           0.86+
    (0.24)           4.14         11.70      425,200       0.60            5.88           328           0.80
    (0.25)           3.93         (2.23)     433,278       0.59            5.76           133           0.80
   $(0.10)          $4.00          0.01%    $    197       0.96%+(d)       4.96%+         120%          1.03%+(d)
    (0.21)           4.10          4.61          273       0.93(d)         5.01           242           1.38(d)
    (0.21)           4.12          8.74          261       0.96            5.18           538           1.16
    (0.16)           3.99          3.31       16,980       0.98+(c)(d)      5.38+         529           1.18+(d)
   $(0.10)          $4.00          0.09%    $ 51,306       0.81%+(d)       5.11%+         120%          0.93%+(d)
    (0.21)           4.10          4.76       44,793       0.78(d)         5.16           242           1.03(d)
    (0.22)           4.12          8.89       49,478       0.81            5.33           538           1.01
    (0.22)           3.99          3.51       42,468       0.83(c)(d)      5.53           529           1.03(d)
    (0.07)           4.07          0.00##     57,381       0.83+           5.12+          189           1.06+
    (0.23)           4.14         11.48       64,848       0.80            5.68           328           1.00
    (0.24)           3.93         (2.41)      77,128       0.77            5.58           133           0.98
   $(0.09)          $4.00         (0.23)%   $  9,692       1.44%+(d)       4.48%+         120%          1.68%+(d)
    (0.19)           4.10          4.14        9,591       1.38(d)         4.56           242           1.78(d)
    (0.20)           4.12          8.35        9,815       1.34            4.80           538           1.54
    (0.20)           3.99          3.10       10,788       1.23(c)(d)      5.13           529           1.43(d)
    (0.07)           4.07         (0.13)      13,789       1.23+           4.72+          189           1.46+
    (0.21)           4.14         11.02       14,893       1.20            5.28           328           1.40
    (0.22)           3.93         (2.81)      10,974       1.19            5.16           133           1.40
   $(0.09)          $3.99         (0.20)%   $    976       1.38%+(d)       4.54%+         120%          1.68%+(d)
    (0.19)           4.09          4.05        1,190       1.34(d)         4.60           242           1.78(d)
    (0.20)           4.12          8.45        1,808       1.31            4.83           538           1.51
    (0.21)           3.99          3.21        8,334       1.13(c)(d)      5.23           529           1.33(d)
    (0.07)           4.07         (0.10)      11,820       1.13+           4.82+          189           1.36+
    (0.22)           4.14         11.15       13,206       1.10            5.38           328           1.30
    (0.22)           3.93         (2.80)      16,725       1.17            5.18           133           1.38

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          NET REALIZED                                      DISTRIBUTIONS
                              NET ASSET                  AND UNREALIZED    NET INCREASE /     DIVIDENDS     IN EXCESS OF
                                VALUE         NET             GAIN          (DECREASE) IN      FROM NET          NET
                              BEGINNING    INVESTMENT      /(LOSS) ON      NET ASSET VALUE    INVESTMENT     INVESTMENT
                              OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME         INCOME
                              -------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended
  9/30/1999#
  (unaudited).............     $ 9.86        $0.29           $(0.35)           $(0.06)          $(0.29)            --
Year ended 3/31/1999#.....       9.90         0.58            (0.05)             0.53            (0.57)            --
Year ended 3/31/1998......       9.39         0.55             0.51              1.06            (0.55)            --
Year ended 3/31/1997#.....       9.67         0.60            (0.30)             0.30            (0.58)            --
Period ended
  3/31/1996(a)#...........       9.86         0.52            (0.19)             0.33            (0.50)        $(0.02)
Year ended 5/31/1995#.....       9.80         0.64             0.06              0.70            (0.60)            --
Year ended 5/31/1994......      10.46         0.64            (0.61)             0.03            (0.58)         (0.02)
INVESTOR A SHARES
Six months ended
  9/30/1999#
  (unaudited).............     $ 9.86        $0.29           $(0.37)           $(0.08)          $(0.28)            --
Year ended 3/31/1999#.....       9.90         0.56            (0.05)             0.51            (0.55)            --
Year ended 3/31/1998......       9.39         0.52             0.51              1.03            (0.52)            --
Year ended 3/31/1997#.....       9.67         0.58            (0.30)             0.28            (0.56)            --
Period ended
  3/31/1996(a)#...........       9.86         0.50            (0.19)             0.31            (0.48)        $(0.02)
Year ended 5/31/1995#.....       9.80         0.61             0.06              0.67            (0.57)            --
Year ended 5/31/1994......      10.46         0.62            (0.61)             0.01            (0.56)         (0.02)
INVESTOR B SHARES
Six months ended
  9/30/1999#
  (unaudited).............     $ 9.86        $0.25           $(0.35)           $(0.10)          $(0.25)            --
Year ended 3/31/1999#.....       9.90         0.49            (0.04)             0.45            (0.49)            --
Year ended 3/31/1998......       9.39         0.47             0.51              0.98            (0.47)            --
Year ended 3/31/1997#.....       9.67         0.54            (0.30)             0.24            (0.52)            --
Period ended
  3/31/1996(a)#...........       9.86         0.47            (0.19)             0.28            (0.45)        $(0.02)
Year ended 5/31/1995#.....       9.80         0.58             0.06              0.64            (0.54)            --
Six months ended
  5/31/1994*..............      10.49         0.54            (0.64)            (0.10)           (0.49)         (0.01)
INVESTOR C SHARES
Six months ended
  9/30/1999#
  (unaudited).............     $ 9.86        $0.24           $(0.39)           $(0.15)          $(0.24)            --
Year ended 3/31/1999#.....       9.90         0.49            (0.04)             0.45            (0.49)            --
Year ended 3/31/1998......       9.39         0.48             0.51              0.99            (0.48)            --
Year ended 3/31/1997#.....       9.67         0.55            (0.30)             0.25            (0.53)            --
Period ended
  3/31/1996(a)#...........       9.86         0.47            (0.19)             0.28            (0.45)        $(0.02)
Year ended 5/31/1995#.....       9.80         0.57             0.06              0.63            (0.53)            --
Year ended 5/31/1994......      10.46         0.55            (0.61)            (0.06)           (0.50)         (0.01)


                            DISTRIBUTIONS
                            IN EXCESS OF
                            NET REALIZED
                               CAPITAL
                                GAINS
                            -------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended
  9/30/1999#
  (unaudited).............         --
Year ended 3/31/1999#.....         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 5/31/1995#.....         --
Year ended 5/31/1994......     $(0.05)
INVESTOR A SHARES
Six months ended
  9/30/1999#
  (unaudited).............         --
Year ended 3/31/1999#.....         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 5/31/1995#.....         --
Year ended 5/31/1994......     $(0.05)
INVESTOR B SHARES
Six months ended
  9/30/1999#
  (unaudited).............         --
Year ended 3/31/1999#.....         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 5/31/1995#.....         --
Six months ended
  5/31/1994*..............     $(0.05)
INVESTOR C SHARES
Six months ended
  9/30/1999#
  (unaudited).............         --
Year ended 3/31/1999#.....         --
Year ended 3/31/1998......         --
Year ended 3/31/1997#.....         --
Period ended
  3/31/1996(a)#...........         --
Year ended 5/31/1995#.....         --
Year ended 5/31/1994......     $(0.05)

---------------

  * Government Securities Investor B Shares commenced operations on June 7,
    1993.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) Amount represents less than $0.01.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (d) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                         RATIO OF     RATIO OF NET                   RATIO OF
                    TOTAL                                  NET ASSETS   OPERATING      INVESTMENT                    OPERATING
                  DIVIDENDS       NET ASSET                  END OF      EXPENSES      INCOME TO      PORTFOLIO     EXPENSES TO
DISTRIBUTIONS        AND            VALUE        TOTAL       PERIOD     TO AVERAGE    AVERAGE NET     TURNOVER        AVERAGE
FROM CAPITAL    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS       ASSETS         RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
--                 $(0.29)          $9.51         (0.61)%   $116,405       0.74%+(c)(d)      5.99%+      179%          0.84%+(d)
--                  (0.57)           9.86          5.41      119,659       0.73(d)        5.70           600           0.84(d)
--                  (0.55)           9.90         11.65       75,796       0.85(c)(d)      5.63          303           0.99(d)
   $(0.00)(b)       (0.58)           9.39          3.18       52,606       0.80           6.28           468           0.94
--                  (0.52)           9.67          3.41       55,962       0.80+          6.36+          199           0.95+
    (0.04)          (0.64)           9.86          7.55       39,909       0.76           6.69           413           0.94
    (0.04)          (0.69)           9.80          0.06       44,536       0.73           6.08            56           0.94
--                 $(0.28)          $9.50         (0.84)%   $ 67,212       0.99%+(c)(d)      5.74%+      179%          1.09%+(d)
--                  (0.55)           9.86          5.16       19,167       0.98(d)        5.45           600           1.09(d)
--                  (0.52)           9.90         11.37        8,509       1.10(c)(d)      5.38          303           1.24(d)
   $(0.00)(b)       (0.56)           9.39          2.92        9,852       1.05           6.03           468           1.19
--                  (0.50)           9.67          3.20       11,662       1.05+          6.11+          199           1.20+
    (0.04)          (0.61)           9.86          7.29       10,928       1.01           6.44           413           1.19
    (0.04)          (0.67)           9.80         (0.11)      14,044       0.90           5.91            56           1.11
--                 $(0.25)          $9.51         (1.05)%   $ 31,665       1.62%+(c)(d)      5.11%+      179%          1.84%+(d)
--                  (0.49)           9.86          4.53       30,109       1.58(d)        4.85           600           1.84(d)
--                  (0.47)           9.90         10.78       32,391       1.63(c)(d)      4.85          303           1.77(d)
   $(0.00)(b)       (0.52)           9.39          2.51       38,807       1.45           5.63           468           1.59
--                  (0.47)           9.67          2.85       50,958       1.45+          5.71+          199           1.60+
    (0.04)          (0.58)           9.86          6.86       56,155       1.41           6.04           413           1.59
    (0.04)          (0.59)           9.80         (1.09)      56,313       1.38+          5.43+           56           1.59+
--                 $(0.24)          $9.47         (1.51)%   $    285       1.74%+(c)(d)      4.99%+      179%          1.84%+(d)
--                  (0.49)           9.86          4.52          213       1.59(d)        4.84           600           1.84(d)
--                  (0.48)           9.90         10.84          735       1.58(c)(d)      4.90          303           1.72(d)
   $(0.00)(b)       (0.53)           9.39          2.67        1,835       1.30           5.78           468           1.44
--                  (0.47)           9.67          2.83        2,558       1.48+          5.68+          199           1.63+
    (0.04)          (0.57)           9.86          6.76        2,945       1.51           5.94           413           1.69
    (0.04)          (0.60)           9.80         (0.69)       5,265       1.48           5.33            56           1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
INTERMEDIATE BOND
PRIMARY A SHARES
Period ended 9/30/1999#***
  (unaudited).....................     $ 9.52        $0.25           $(0.24)           $ 0.01           $(0.22)            --
INVESTOR A SHARES*
Period ended 9/30/1999#
  (unaudited).....................     $ 9.50        $0.17           $(0.10)           $ 0.07           $(0.25)            --
Period ended 5/14/1999............       9.52         0.10            (0.04)             0.06            (0.08)            --
Year ended 2/28/1999..............       9.69         0.50            (0.03)             0.47            (0.53)        $(0.11)
Year ended 2/28/1998..............       9.54         0.49             0.20              0.69            (0.51)         (0.03)
Year ended 2/28/1997**............       9.75         0.52            (0.15)             0.37            (0.52)         (0.06)
Year ended 2/29/1996..............       9.44         0.59             0.33              0.92            (0.59)         (0.02)
Year ended 2/28/1995..............       9.81         0.59            (0.37)             0.22            (0.59)            --
INVESTOR C SHARES*
Period ended 9/30/1999#
  (unaudited).....................     $ 9.56        $0.11           $(0.12)           $(0.01)          $(0.11)            --
Period ended 5/14/1999............       9.59         0.09            (0.04)             0.05            (0.08)            --
Year ended 2/28/1999..............       9.72         0.46               --              0.46            (0.48)        $(0.11)
Year ended 2/28/1998..............       9.54         0.44             0.19              0.63            (0.42)         (0.03)
Period ended 2/28/1997***.........       9.53         0.31             0.07              0.38            (0.31)         (0.06)
SEAFIRST SHARES*
Period ended 9/30/1999#
  (unaudited).....................     $10.75        $0.21           $(0.14)           $ 0.08           $(0.25)            --
Period ended 5/14/1999............      10.76         0.11            (0.04)             0.07            (0.08)            --
Year ended 2/28/1999..............      10.87         0.57            (0.05)             0.52            (0.52)        $(0.11)
Period ended 2/28/1998***.........      10.72         0.40             0.13              0.53            (0.38)            --

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund's A Shares, K Shares and SRF Shares, which were reorganized into the Investor A Shares, Investor C Shares and Seafirst Shares, respectively, as of May 21, 1999.

 ** As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.

 *** Intermediate Bond's Primary A Shares, Investor C Shares and Seafirst Shares commenced operations on May 21, 1999, July 22, 1996 and June 23, 1997, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ Amount represents less than $500.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                                         RATIO OF        RATIO OF         RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
------------------------------------------------------------------------------------------------------
   $(0.22)         $ 9.31         0.12%     $ 9,981        0.82%+          5.47%+           0.97%+
   $(0.25)         $ 9.32         0.29%     $49,345        1.07%+          5.22%+           1.22%+
    (0.08)           9.50         0.66       61,412       1.09+           4.90+            1.12+
    (0.64)           9.52         4.89       63,404        0.90            5.14             0.90
    (0.54)           9.69         7.40       41,875        0.90            5.50             1.21
    (0.58)           9.54         3.92       22,937        0.75            5.45             2.26
    (0.61)           9.75        10.45       13,179        0.27            6.13             5.00
    (0.59)           9.44         2.27        1,964        0.00            6.43            17.95
   $(0.11)         $ 9.44         0.36%          --+++     1.82%+          4.47%+           1.97%+
    (0.08)           9.56         0.47          469        1.57+           4.42+            1.84+
    (0.59)           9.59         4.76          495        1.39            4.67             1.65
    (0.45)           9.72         6.80          513        1.39            4.99             1.73
    (0.37)           9.54         3.73          332        1.43+           5.41+            2.71+
   $(0.25)         $10.58         0.40%     $30,555        0.95%+          5.34%+           1.22%+
    (0.08)          10.75         0.68       32,438        0.95+           5.04+            1.10+
    (0.63)          10.76         4.88       33,449        0.90            5.16             0.90
    (0.38)          10.87         4.86       35,161        0.95+           5.45+            1.07+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         DISTRIBUTIONS
                                NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                  VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                                BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT    INVESTMENT
                                OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME        INCOME
                                --------------------------------------------------------------------------------------
STRATEGIC FIXED INCOME
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)................    $ 9.93       $0.29          $(0.36)          $(0.07)         $(0.29)           --
Year ended 3/31/1999.........     10.03        0.59           (0.04)            0.55           (0.59)           --
Year ended 3/31/1998.........      9.62        0.58            0.41             0.99           (0.58)           --
Year ended 3/31/1997#........      9.93        0.58           (0.20)            0.38           (0.58)           --
Period ended 3/31/1996(a)....     10.22        0.19           (0.29)           (0.10)          (0.19)           --
Year ended 11/30/1995........      9.32        0.59            0.90             1.49           (0.59)           --
Year ended 11/30/1994........     10.55        0.53           (0.89)           (0.36)          (0.51)       $(0.02)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)................    $ 9.93       $0.28          $(0.36)          $(0.08)         $(0.28)           --
Year ended 3/31/1999.........     10.03        0.57           (0.04)            0.53           (0.57)           --
Year ended 3/31/1998.........      9.62        0.56            0.41             0.97           (0.56)           --
Year ended 3/31/1997#........      9.93        0.56           (0.20)            0.36           (0.56)           --
Period ended 3/31/1996(a)....     10.22        0.18           (0.29)           (0.11)          (0.18)           --
Year ended 11/30/1995........      9.32        0.57            0.90             1.47           (0.57)           --
Year ended 11/30/1994........     10.55        0.51           (0.89)           (0.38)          (0.49)       $(0.02)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited)................    $ 9.93       $0.25          $(0.36)          $(0.11)         $(0.25)           --
Year ended 3/31/1999.........     10.03        0.51           (0.04)            0.47           (0.51)           --
Year ended 3/31/1998.........      9.62        0.51            0.41             0.92           (0.51)           --
Year ended 3/31/1997#........      9.93        0.52           (0.20)            0.32           (0.52)           --
Period ended 3/31/1996(a)....     10.22        0.16           (0.29)           (0.13)          (0.16)           --
Year ended 11/30/1995........      9.32        0.53            0.90             1.43           (0.53)           --
Year ended 11/30/1994........     10.55        0.47           (0.89)           (0.42)          (0.45)       $(0.02)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited)................    $ 9.93       $0.23          $(0.36)          $(0.13)         $(0.23)           --
Year ended 3/31/1999.........     10.03        0.51           (0.04)            0.47           (0.51)           --
Year ended 3/31/1998.........      9.62        0.52            0.41             0.93           (0.52)           --
Year ended 3/31/1997#........      9.93        0.53           (0.20)            0.33           (0.53)           --
Period ended 3/31/1996(a)....     10.22        0.17           (0.29)           (0.12)          (0.17)           --
Year ended 11/30/1995........      9.32        0.54            0.90             1.44           (0.54)           --
Year ended 11/30/1994........     10.55        0.47           (0.89)           (0.42)          (0.45)       $(0.02)


                               DISTRIBUTIONS
                                 FROM NET
                                 REALIZED
                               CAPITAL GAINS
                               -------------
STRATEGIC FIXED INCOME
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)................     $(0.04)
Year ended 3/31/1999.........      (0.06)
Year ended 3/31/1998.........         --
Year ended 3/31/1997#........      (0.11)
Period ended 3/31/1996(a)....         --
Year ended 11/30/1995........         --
Year ended 11/30/1994........      (0.34)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)................     $(0.04)
Year ended 3/31/1999.........      (0.06)
Year ended 3/31/1998.........         --
Year ended 3/31/1997#........      (0.11)
Period ended 3/31/1996(a)....         --
Year ended 11/30/1995........         --
Year ended 11/30/1994........      (0.34)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited)................     $(0.04)
Year ended 3/31/1999.........      (0.06)
Year ended 3/31/1998.........         --
Year ended 3/31/1997#........      (0.11)
Period ended 3/31/1996(a)....         --
Year ended 11/30/1995........         --
Year ended 11/30/1994........      (0.34)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited)................     $(0.04)
Year ended 3/31/1999.........      (0.06)
Year ended 3/31/1998.........         --
Year ended 3/31/1997#........      (0.11)
Period ended 3/31/1996(a)....         --
Year ended 11/30/1995........         --
Year ended 11/30/1994........      (0.34)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Amount represents less than $0.01.

 (c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                         RATIO OF        RATIO OF                     RATIO OF
                    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
                  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
DISTRIBUTIONS        AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
FROM CAPITAL    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
       --          $(0.33)         $ 9.53         (0.69)%  $1,760,909      0.70%+(c)       5.96%+          33%          0.72%+(c)
       --           (0.65)           9.93          5.61     1,798,155      0.68(c)         5.86           107        0.78(c)
       --           (0.58)          10.03         10.53     1,681,990      0.72(c)(d)      5.86           244        0.83(d)
   $(0.00)(b)       (0.69)           9.62          3.90       947,277      0.71(c)         5.98           368           0.81(d)
       --           (0.19)           9.93         (1.04)      823,890      0.72+           5.49+          133           0.83+
       --           (0.59)          10.22         16.45       823,098      0.71            6.05           228           0.81
       --           (0.87)           9.32         (3.58)      550,697      0.68            5.43           307           0.76
       --          $(0.32)         $ 9.53         (0.79)%  $   28,187      0.91%+(c)       5.75%+          33%          0.97%+(c)
       --           (0.63)           9.93          5.40        32,119      0.88(c)         5.66           107           1.03(c)
       --           (0.56)          10.03         10.30        26,054      0.92(c)(d)      5.66           244           1.03(d)
   $(0.00)(b)       (0.67)           9.62          3.70         6,345      0.91(c)         5.78           368           1.01(d)
       --           (0.18)           9.93         (1.11)        6,440      0.92+           5.29+          133           1.03+
       --           (0.57)          10.22         16.22         6,662      0.91            5.85           228           1.01
       --           (0.85)           9.32         (3.76)          967      0.86            5.25           307           0.94
       --          $(0.29)         $ 9.53         (1.10)%  $    6,396      1.54%+(c)       5.12%+          33%          1.72%+(c)
       --           (0.57)           9.93          4.76         5,440      1.48(c)         5.06           107           1.78(c)
       --           (0.51)          10.03          9.73         2,662      1.47(c)(d)      5.11           244           1.58(d)
   $(0.00)(b)       (0.63)           9.62          3.23         2,109      1.36(c)         5.33           368           1.46(d)
       --           (0.16)           9.93         (1.26)        2,496      1.37+           4.84+          133           1.48+
       --           (0.53)          10.22         15.70         2,578      1.36            5.40           228           1.46
       --           (0.81)           9.32         (4.21)        2,145      1.33            4.78           307           1.41
       --          $(0.27)         $ 9.53         (1.27)%  $    1,315      1.70%+(c)       4.96%+          33%          1.72%+(c)
       --           (0.57)           9.93          4.90         1,137      1.40(c)         5.14           107           1.78(c)
       --           (0.52)          10.03          9.87           943      1.42(c)(d)      5.16           244           1.53(d)
   $(0.00)(b)       (0.64)           9.62          3.38         1,068      1.21(c)         5.48           368           1.31(d)
       --           (0.17)           9.93         (1.22)          299      1.22+           4.99+          133           1.33+
       --           (0.54)          10.22         15.87           227      1.21            5.55           228           1.31
       --           (0.81)           9.32         (4.14)           41      1.43            4.68           307           1.51

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.08        $0.24           $(0.36)           $(0.12)          $(0.24)            --
Year ended 3/31/1999#.............      10.37         0.52             0.07              0.59            (0.52)        $(0.36)
Period ended 3/31/1998*...........      10.19         0.48             0.31              0.79            (0.48)         (0.13)
Period ended 5/16/1997............      10.53         0.41             0.17              0.58            (0.41)         (0.51)
Year ended 8/31/1996..............      11.20         0.61            (0.22)             0.39            (0.61)         (0.45)
Six months ended 8/31/1995(b).....      10.00         0.56             1.20              1.76            (0.56)            --
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.08        $0.23           $(0.36)           $(0.13)          $(0.23)            --
Year ended 3/31/1999#.............      10.37         0.50             0.07              0.57            (0.50)        $(0.36)
Period ended 3/31/1998*...........      10.20         0.46             0.30              0.76            (0.46)         (0.13)
Period ended 5/16/1997............      10.54         0.39             0.17              0.56            (0.39)         (0.51)
Year ended 8/31/1996..............      11.19         0.59            (0.20)             0.39            (0.59)         (0.45)
Year ended 8/31/1995(b)...........      10.48         0.37             0.71              1.08            (0.37)            --
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.08        $0.20           $(0.36)           $(0.16)          $(0.20)            --
Year ended 3/31/1999#.............      10.37         0.44             0.07              0.51            (0.44)        $(0.36)
Period ended 3/31/1998*...........      10.19         0.41             0.31              0.72            (0.41)         (0.13)
Period ended 5/16/1997............      10.52         0.34             0.18              0.52            (0.34)         (0.51)
Year ended 8/31/1996..............      11.19         0.51            (0.22)             0.29            (0.51)         (0.45)
Six months ended 8/31/1995(b).....      10.05         0.46             1.14              1.60            (0.46)            --
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.08        $0.19           $(0.36)           $(0.17)          $(0.19)            --
Year ended 3/31/1999#.............      10.37         0.44             0.07              0.51            (0.44)        $(0.36)
Period ended 3/31/1998**..........      10.41         0.25             0.09              0.34            (0.25)         (0.13)

---------------

  * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot U.S. Government Securities Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A Shares, Investor A Shares and Investor B Shares, respectively, as of May 23, 1997.

 ** U.S. Government Bond Investor C Shares commenced operations on September 19,
    1997.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The Pilot U.S. Government Securities Fund's Pilot Shares, Class A Shares and Class B Shares commenced operations on November 7, 1994, February 7, 1995 and November 10, 1994, respectively.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                        WITHOUT WAIVERS
                                                                                                        AND/OR EXPENSE
                                                                                                        REIMBURSEMENTS
                                                              RATIO OF        RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO      INCOME TO      PORTFOLIO     EXPENSE TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)         ASSETS          ASSETS         RATE        NET ASSETS
    -------------------------------------------------------------------------------------------------------------------
       $(0.24)         $ 9.72         (1.16)%   $ 84,463        0.80%+(a)(c)      4.92%+       208%          0.97%+(a)
        (0.88)          10.08          5.83      109,028        0.59(a)(c)      5.06           270           0.87(a)
        (0.61)          10.37          7.84      263,428        0.60+(a)        5.26+          188           0.86+(a)
        (0.92)          10.19          5.62      148,082        0.62+           5.60+           58           0.77+
        (1.06)          10.53          3.46      145,066        0.65            5.61            87           0.82
        (0.56)          11.20         18.03      137,261        0.62+           6.45+          132           0.87+
       $(0.23)         $ 9.72         (1.29)%   $  2,585        1.05%+(a)(c)      4.67%+       208%          1.22%+(a)
        (0.86)          10.08          5.57        2,311        0.84(a)(c)      4.81           270           1.12(a)
        (0.59)          10.37          7.51        1,927        0.85+(a)       5.01+           188           1.11+(a)
        (0.90)          10.20          5.44          734        0.87+           5.35+           58           1.07+
        (1.04)          10.54          3.44          632        0.85            5.44            87           1.07
        (0.37)          11.19         10.41           87        0.82+           5.76+          132           1.12+
       $(0.20)         $ 9.72         (1.60)%   $  8,631        1.68%+(a)(c)      4.04%+       208%          1.97%+(a)
        (0.80)          10.08          4.93        6,779        1.44(a)(c)      4.21           270           1.87(a)
        (0.54)          10.37          7.14        1,004        1.40+(a)        4.46+          188           1.66+(a)
        (0.85)          10.19          4.99        1,529        1.62+           4.60+           58           1.77+
        (0.96)          10.52          2.43        1,237        1.65            4.60            87           1.82
        (0.46)          11.19         16.19          146        1.62+           5.19+          132           1.87+
       $(0.19)         $ 9.72         (1.71)%   $  1,262        1.80%+(a)(c)      3.92%+       208%          1.97%+(a)
        (0.80)          10.08          5.13        1,255        1.34(a)(c)      4.31           270           1.87(a)
        (0.38)          10.37          3.50        1,332        1.45+(a)        4.41+          188           1.71+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                     NET REALIZED
                                           NET ASSET                     AND          NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET         UNREALIZED      (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
DIVERSIFIED INCOME
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)...........................    $10.31       $0.34          $(0.53)          $(0.19)         $(0.34)           --
Year ended 3/31/1999#...................     10.55        0.66           (0.14)            0.52           (0.66)       $(0.10)
Year ended 3/31/1998....................     10.11        0.65            0.44             1.09           (0.65)           --
Year ended 3/31/1997#...................     10.42        0.69           (0.18)            0.51           (0.69)        (0.13)
Period ended 3/31/1996(b)...............     10.82        0.23           (0.40)           (0.17)          (0.23)           --
Year ended 11/30/1995...................      9.67        0.73            1.15             1.88           (0.73)           --
Year ended 11/30/1994#..................     10.88        0.74           (1.06)           (0.32)          (0.74)(a)     (0.15)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)...........................    $10.31       $0.33          $(0.54)          $(0.21)         $(0.33)           --
Year ended 3/31/1999#...................     10.55        0.63           (0.14)            0.49           (0.63)       $(0.10)
Year ended 3/31/1998....................     10.11        0.63            0.44             1.07           (0.63)           --
Year ended 3/31/1997#...................     10.42        0.66           (0.18)            0.48           (0.66)        (0.13)
Period ended 3/31/1996(b)...............     10.82        0.22           (0.40)           (0.18)          (0.22)           --
Year ended 11/30/1995...................      9.67        0.71            1.15             1.86           (0.71)           --
Year ended 11/30/1994#..................     10.88        0.72           (1.06)           (0.34)          (0.72)(a)     (0.15)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited)...........................    $10.31       $0.29          $(0.53)          $(0.24)         $(0.29)           --
Year ended 3/31/1999#...................     10.55        0.57           (0.14)            0.43           (0.57)       $(0.10)
Year ended 3/31/1998....................     10.11        0.57            0.44             1.01           (0.57)           --
Year ended 3/31/1997#...................     10.42        0.61           (0.18)            0.43           (0.61)        (0.13)
Period ended 3/31/1996(b)...............     10.82        0.21           (0.40)           (0.19)          (0.21)           --
Year ended 11/30/1995...................      9.67        0.66            1.15             1.81           (0.66)           --
Year ended 11/30/1994#..................     10.88        0.67           (1.06)           (0.39)          (0.67)(a)     (0.15)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited)...........................    $10.31       $0.29          $(0.54)          $(0.25)         $(0.29)           --
Year ended 3/31/1999#...................     10.55        0.57           (0.14)            0.43           (0.57)       $(0.10)
Year ended 3/31/1998....................     10.11        0.58            0.44             1.02           (0.58)           --
Year ended 3/31/1997#...................     10.42        0.63           (0.18)            0.45           (0.63)        (0.13)
Period ended 3/31/1996(b)...............     10.82        0.21           (0.40)           (0.19)          (0.21)           --
Year ended 11/30/1995...................      9.67        0.66            1.15             1.81           (0.66)           --
Year ended 11/30/1994#..................     10.88        0.67           (1.06)           (0.39)          (0.67)(a)     (0.15)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) Includes distribution in excess of less than $0.01 per share.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of the custodial expense offset (Note 2) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                            RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                   NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                   END OF       EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL        PERIOD       AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)         ASSETS          ASSETS         RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------
   $(0.34)         $ 9.78         (1.89)%    $136,243         0.72%+(c)(d)      6.61%+        52%          0.86%+(c)
    (0.76)          10.31          5.00       317,937         0.70(c)         6.27            94        0.80(c)
    (0.65)          10.55         11.07       263,840         0.73(c)         6.27           203        0.83(c)
    (0.82)          10.11          4.97       152,070         0.75(c)         6.73           278        0.85(c)
    (0.23)          10.42         (1.59)       65,081        0.77+           6.49+            69          0.87+
    (0.73)          10.82         20.11        64,800         0.80            7.03            96           0.93
    (0.89)           9.67         (3.05)       22,298         0.74            7.31           144           0.95
   $(0.33)         $ 9.77         (2.11)%    $ 34,916         0.97%+(c)(d)      6.36%+        52%          1.11%+(c)
    (0.73)          10.31          4.74        12,954         0.95(c)         6.02            94        1.05(c)
    (0.63)          10.55         10.80        11,946         0.98(c)         6.02           203        1.08(c)
    (0.79)          10.11          4.71        11,662         1.00(c)         6.48           278        1.10(c)
    (0.22)          10.42         (1.67)       13,332         1.02+          6.24+            69           1.12+
    (0.71)          10.82         19.82        13,150         1.05            6.78            96           1.18
    (0.87)           9.67         (3.26)       10,819         0.96            7.09           144           1.17
   $(0.29)         $ 9.78         (2.32)%    $ 64,830         1.60%+(c)(d)      5.73%+        52%          1.86%+(c)
    (0.67)          10.31          4.11        67,651         1.55(c)         5.42            94        1.80(c)
    (0.57)          10.55         10.18        65,248         1.55(c)         5.45           203        1.65(c)
    (0.74)          10.11          4.18        70,631         1.50(c)         5.98           278        1.60(c)
    (0.21)          10.42         (1.83)       84,692         1.52+          5.74+            69          1.62+
    (0.66)          10.82         19.22        90,887         1.55            6.28            96           1.68
    (0.82)           9.67         (3.77)       55,058         1.49            6.56           144           1.70
   $(0.29)         $ 9.77         (2.48)%    $  1,520         1.72%+(c)(d)      5.61%+        52%          1.86%+(c)
    (0.67)          10.31          4.09         1,474         1.56(c)         5.41            94        1.80(c)
    (0.58)          10.55         10.27         2,090         1.46(c)         5.54           203        1.56(c)
    (0.76)          10.11          4.44         3,343         1.25(c)         6.23           278        1.35(c)
    (0.21)          10.42         (1.77)        3,454         1.33+          5.93+            69          1.43+
    (0.66)          10.82         19.22         3,582         1.55            6.28            96           1.68
    (0.82)           9.67         (3.77)        2,636         1.49            6.56           144           1.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company") and Nations Reserves ("Reserves") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, the Trust offered thirty-six separate portfolios, the Company offered seven separate portfolios and Reserves offered sixteen separate portfolios. These financial statements pertain only to the U.S. government and corporate bond portfolios of the Trust, the Company and Reserves (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, the Company and Reserves are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, Intermediate Bond Fund offers Seafirst Shares and Short-Intermediate Government Fund offers Primary B Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

The Intermediate Bond Fund seeks to achieve its investment objective by investing substantially all of its assets in the Intermediate Bond Master Portfolio, a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. This Master Portfolio has the same investment objective as that of the Intermediate Bond Fund. The value of the Intermediate Bond Fund's investment in the Intermediate Bond Master Portfolio included in the Statements of net assets reflects the Intermediate Bond Fund's proportionate beneficial interest in the net assets of the Intermediate Bond Master Portfolio (65.5% at September 30,
1999). The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements. Another fund not registered under the 1940 Act offered by the Nations Offshore Funds and managed by Banc of America Advisors, Inc. ("BAAI"), whose financial statements are not presented here, also invests in the Intermediate Bond Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued using broker quotations or prices provided by a pricing service approved by the Board of Trustees/Directors. Certain prices provided by brokers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Certain securities may be valued by one or more principal market makers. Securities for which market quotations are not readily available are valued by the investment advisor under the supervision of the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

The valuation of the Intermediate Bond Fund's investment in the Intermediate Bond Master Portfolio of the Master Trust is based on the reported net asset value of that Portfolio. The Portfolio uses valuation policies consistent with those described above.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The fair market value of these securities is unusually volatile in response to changes in interest rates.

The Intermediate Bond Fund records its share of the investment income and realized and unrealized gains and losses reported by the Intermediate Bond Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to interest holders in the Intermediate Bond Master Portfolio based upon the value of the Intermediate Bond Fund's investment in the Intermediate Bond Master Portfolio.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust, the Company and Reserves are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Intermediate Bond Fund records its share of the expenses reported by the Intermediate Bond Master Portfolio on a daily basis. The expenses are allocated daily to interest holders in the Intermediate Bond Master Portfolio based upon the value of the Intermediate Bond Fund's investment in the Intermediate Bond Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BAAI (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the Investment Advisory Agreements, BAAI is currently entitled to receive a maximum advisory fee, as set forth below, calculated daily on the Fund's average daily net assets, and payable monthly. Effective May 14, 1999, the maximum advisory fee payable by the Funds decreased. The following table shows the change in the annual rate and the rate currently in effect:

                              CURRENT RATE
                               EFFECTIVE      RATE IN EFFECT
                                MAY 14,          THROUGH
                                  1999         MAY 13, 1999
                              ------------------------------
U.S. Government Bond,
  Diversified Income........     0.50%            0.60%
Strategic Fixed Income......     0.40%            0.60%
Short-Term Income, Short-
  Intermediate Government...     0.30%            0.60%

Effective May 14, 1999, BAAI is entitled to receive a maximum advisory fee, calculated daily and payable monthly, based on the average daily net assets of the Government Securities Fund as follows: at the annual rate of 0.50% of its net assets up to $200 million, 0.45% of net assets in excess of $200 million and up to $250 million and 0.40% of net assets in excess of $250 million. Prior to May 14, 1999, the advisory fee was calculated daily and payable monthly, based on the Fund's average daily net assets, as follows: at the annual rate of 0.65% of net assets up to $100 million, 0.55% of net assets in excess of $100 million and up to $250 million and 0.50% of net assets in excess of $250 million.

Intermediate Bond Fund indirectly pays for investment advisory services through its investment in the Intermediate Bond Master Portfolio (see Note 2 of Notes to financial statements of the Intermediate Bond Master Portfolio).

Each of the Trust, the Company and Reserves, except for U.S. Government Bond Fund, has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.15% of each Fund's average daily net assets.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

The Company has, on behalf of the U.S. Government Bond Fund, entered into a sub-advisory agreement with BAAI and Boatmen's Capital Management, Inc. ("Boatmen's"), a wholly-owned subsidiary of Bank of America, pursuant to which Boatmen's is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.15% of the Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust, the Company and Reserves. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of a Fund's average daily net assets except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets. Effective May 14, 1999, the combined co-administration fee payable by the Funds (except for Intermediate Bond Fund) to Stephens and BAAI increased by 0.10% of the Fund's average daily net assets. Prior to that date, the combined co-administration fee payable by the Funds (except Intermediate Bond Fund) was 0.12% of the average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, the Company and Reserves pursuant to an agreement with BAAI. For the six months ended September 30, 1999, Stephens and BAAI earned $671,080 and $1,466,465, respectively, from the Funds for their co-administration services.

BAAI and/or the sub-advisors and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-advisors agreed to waive their fees until July 31, 2000 in the following amounts for the Funds set forth below:

Short-Term Income.............................  0.10%
Government Securities.........................  0.10%
U.S. Government Bond..........................  0.10%
Diversified Income............................  0.10%

Prior to that date, BAAI and/or the sub-advisors had voluntarily agreed to waive their fees in these amounts.

In addition, effective August 1, 1999, BAAI and/or the sub-advisors and Stephens agreed to reimburse expenses and/or waive their fees until May 2000 to the extent total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates: 0.60% for the Short-Intermediate Government Fund, 0.85% for the Government Securities Fund, 0.81% for the Intermediate Bond Fund and 0.72% for the Diversified Income Fund. Prior to that date, BAAI and/or the sub-advisors and Stephens voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of the Trust's, the Company's and Reserves' assets. For the six months ended September 30, 1999, expenses of the Funds were reduced by $30,209 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for each Fund's shares. Bank of America serves as the sub-transfer agent for the Primary Shares of the Funds. For the six months ended September 30, 1999, Bank of America earned approximately $14,402 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 1999, the Funds were informed that the distributor received $5,587,868 in front end sales charges for sales of Investor A Shares and $280,470 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

Effective July 1, 1999, the Boards of Trustees/Directors of the Trust, the Company and Reserves, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were the Trust, the Company, Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end registered investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/ Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Board receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust, the Company and Reserves each paid an unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Boards), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust, the Company and Reserves also reimbursed expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's, the Company's and Reserves' eligible Trustees/Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1999, the Funds earned $5,306,964 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, the Company and Reserves have each adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. In addition, the Trust has adopted a shareholder administration plan for Primary B Shares of Short-Intermediate Government Fund and Reserves has adopted a shareholder servicing plan for Seafirst Shares of the Intermediate Bond Fund. The administration plan permits the Short-Intermediate Government Fund to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
Primary B Shareholder
  Administration Plan:
Short-Intermediate Government......   0.50%*      0.60%
Investor A Combined Shareholder
  Servicing and Distribution Plan:
  Short-Intermediate Government....   0.20%       0.25%
  Other Income Funds(6)............   0.25%**     0.25%
Investor B Distribution Plan:
  Short-Term Income................   0.20%***    0.75%
  Other Income Funds(6)............   0.75%****   0.75%
Investor C Distribution Plan.......   0.75%       0.75%
Investor B and Investor C
  Shareholder Servicing Plans......   0.25%       0.25%
Seafirst Shareholder Servicing
  Plan.............................   0.14%       0.25%

---------------

   * Reflects a rate change effective September 1, 1999 from 0.35%.

   ** Reflects a rate change effective September 1, 1999 from 0.20% for Short-Term Income and Strategic Fixed Income Funds. In addition, a separate shareholder servicing plan has been adopted for Investor A Shares of the Short-Term Income Fund.

  *** Reflects a rate change effective September 1, 1999 from 0.10%.

 **** Reflects a rate change effective September 1, 1999 from 0.55% for Short-Intermediate Government, Intermediate Bond and Strategic Fixed Income Funds and 0.60% for all other income funds.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1999 were as follows:

                                        PURCHASES     SALES
                                          (000)       (000)
                                        ---------------------
Short-Term Income.....................  $113,965     $122,718
Short-Intermediate Government.........     7,348        3,214
Government Securities.................    28,107       15,964
Strategic Fixed Income................   250,472      322,975
U.S. Government Bond..................     2,883           --
Diversified Income....................   119,578      159,517

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1999 were as follows:

                                        PURCHASES     SALES
                                          (000)       (000)
                                        ---------------------
Short-Term Income.....................  $ 46,583     $ 28,743
Short-Intermediate Government.........   684,686      737,467
Government Securities.................   403,343      347,527
Strategic Fixed Income................   317,273      270,669
U.S. Government Bond..................   212,356      232,122
Diversified Income....................    26,130      136,140

5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 1999, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust and Reserves and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's and Reserves' Declarations of Trust and the Company's Articles of Incorporation authorize the Boards of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINE OF CREDIT

The Trust, the Company and Reserves each participate in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 1999, there were no loans outstanding under this Agreement. For the six months ended September 30, 1999, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE      AVERAGE
                                    AMOUNT       INTEREST
              FUND                OUTSTANDING      RATE
---------------------------------------------------------
Government Securities...........      $15          5.38%
U.S. Government Bond............        2          5.23
Diversified Income..............        2          5.49

The average amount outstanding was calculated based on daily balances in the period.

7.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their portfolio securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 1999, the following Funds had securities on loan:

                          MARKET VALUE OF     MARKET VALUE
                         LOANED SECURITIES    OF COLLATERAL
         FUND                  (000)              (000)
-----------------------------------------------------------
Short-Intermediate
  Government...........       $75,335            $76,827
Strategic Fixed
  Income...............        56,402             58,090
U.S. Government Bond...        18,780             19,101
Diversified Income.....        17,922             18,680

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

8.  CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                               2002     2003    2004     2005
                        NAME OF FUND                          (000)    (000)    (000)   (000)
----------------------------------------------------------------------------------------------
Short-Term Income...........................................  $4,900   $  651     --    $   13
Short-Intermediate Government...............................     974       --     --     6,939
Government Securities.......................................      --    4,250     --     2,302

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 1999, the following Funds elected to defer losses occurring between November 1, 1998 and March 31, 1999 under these rules:

                                       POST-OCTOBER
                                         LONG TERM
                                   CAPITAL LOSS DEFERRAL
              FUND                         (000)
--------------------------------------------------------
Short-Intermediate Government...
                                           $330
Government Securities...........
                                            211

9.  REORGANIZATIONS

ACQUISITION OF THE EMERALD FUNDS

On May 15, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                       TOTAL NET ASSETS
                                                TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                                OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
     ACQUIRING FUND          ACQUIRED FUND           (000)               (000)               (000)                  (000)
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Income         Emerald Short-Term
                          Fixed Income Fund       $    101,178       $    355,256        $    456,434           $        525
Government Securities     Emerald U.S.
                          Government
                          Securities Fund               63,983            122,410             186,393           $        856
Strategic Fixed Income    Emerald Managed
                          Bond Fund                     77,246          1,848,855           1,926,101                      9

CONVERSION OF COMMON TRUST FUNDS

On April 17, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by NationsBank, N.A., also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                                    TOTAL NET ASSETS         ACQUIRED FUND
                                             TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION
                                             OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION        (DEPRECIATION)
      ACQUIRING FUND        ACQUIRED FUND         (000)               (000)               (000)                  (000)
-------------------------------------------------------------------------------------------------------------------------------
Government Securities       NationsBank
                            Common Trust
                            Government
                            Bond Fund            $ 5,957           $  117,450          $  123,407                $ 70
Strategic Fixed Income      NationsBank
                            Common Trust
                            Bond Fund             69,407            1,705,412           1,774,819                 398
Strategic Fixed Income      NationsBank
                            Common Trust
                            Intermediate
                            Bond Fund             71,850            1,774,819           1,846,669                  (2)
Short-Intermediate          NationsBank
Government                  Common Trust
                            Two-Year
                            Government
                            Bond Fund              5,670              722,445             728,115                  11

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of The Pacific Horizon Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                    TOTAL NET ASSETS         ACQUIRED FUND
                                             TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION
                                             OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION       (DEPRECIATION)
      ACQUIRING FUND        ACQUIRED FUND         (000)               (000)               (000)                  (000)
-------------------------------------------------------------------------------------------------------------------------------
Short-Intermediate          Pacific
Government                  Horizon
                            Short-Term
                            Government
                            Fund                 $19,247            $625,358            $644,605                 $   1
Government Securities       Pacific
                            Horizon U.S.
                            Government            60,009             168,447             228,456                  (273)
Diversified Income          Pacific
                            Horizon
                            Flexible
                            Income Fund           36,136             228,362             264,498                  (213)

On May 21, 1999, the Intermediate Bond Fund, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon Intermediate Bond Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Intermediate Bond Fund in an amount equal to the outstanding shares of the Pacific Horizon Intermediate Bond Fund. The financial statements of the Intermediate Bond Fund reflect the historical financial results of the Pacific Horizon Intermediate Bond Fund prior to the reorganization.

  PACIFIC HORIZON FUND SHARE CLASS  CORRESPONDING RESERVES SHARE CLASS
  --------------------------------------------------------------------
  Intermediate Bond                 Nations Intermediate Bond
  A Shares                          Investor A Shares
  K Shares                          Investor C Shares
  SRF Shares                        Seafirst Shares

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Portfolio

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 12.3%
            ASSET-BACKED -- AUTO LOANS -- 5.1%
 $ 2,000    AESOP Funding II LLC, Series 1997-1A,
              Class A1,
              6.220% 10/20/01(+)...................  $  2,002
     761    Chevy Chase Auto Receivables Trust,
              Series 1998-2, Class A,
              5.910% 12/15/04......................       756
   2,000    Daimler-Benz Vehicle Trust, Series
              1998-A, Class A4,
              5.220% 12/22/03......................     1,949
   2,220    World Omni Automobile Lease
              Securitization Trust, Series 1997-A,
              Class A4,
              6.900% 06/25/03......................     2,230
                                                     --------
                                                        6,937
                                                     --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.5%
   1,000    Circuit City Credit Card Master Trust,
              Series 1995-1, Class A,
              6.375% 08/15/05......................     1,002
   1,340    First Chicago Master Trust II, Series
              1995-0, Series A,
              5.499% 02/15/04......................     1,337
   2,500    Standard Credit Card Master Trust,
              Series 1995-3, Class A,
              7.850% 02/07/02......................     2,517
                                                     --------
                                                        4,856
                                                     --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 2.5%
     769    Contimortgage Home Equity Loan Trust,
              Series 1996-4, Class A5,
              6.600% 10/15/11......................       767
   2,000    Contimortgage Home Equity Loan Trust,
              Series 1997-3, Class A5,
              7.010% 08/15/13......................     1,998
     699    The Money Store Home Equity Trust,
              Series 1996-B, Class A6,
              7.380% 03/15/17......................       698
                                                     --------
                                                        3,463
                                                     --------
            ASSET-BACKED -- OTHER -- 1.2%
   1,675    Pemex Finance Ltd., Series 1998-1A,
              Class A1,
              5.720% 11/15/03(+)...................     1,641
                                                     --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $17,021).......................    16,897
                                                     --------
            CORPORATE BONDS AND NOTES -- 37.9%
            AUTOMOBILE PARTS MANUFACTURERS -- 1.1%
   1,600    Delphi Automotive Systems Corporation,
              6.125% 05/01/04......................     1,539
                                                     --------
            BANKING AND FINANCE -- 10.8%
   1,500    Bear Stearns Companies Inc.,
              6.150% 03/02/04......................     1,446
   1,280    Capital One Bank,
              6.650% 03/15/04......................     1,246
   1,600    Chase Manhattan Corporation,
              5.750% 04/15/04......................     1,531
   1,500    Crown Cork & Seal Financial plc,
              6.750% 12/15/03......................     1,467

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            BANKING AND FINANCE -- (CONTINUED)
 $ 1,500    Finova Capital Corporation,
              6.625% 09/15/01......................  $  1,498
   1,500    Hanson Overseas B.V.,
              7.375% 01/15/03......................     1,528
   1,500    Heller Financial, Inc.,
              6.000% 03/19/04......................     1,438
   1,600    Lehman Brothers Holdings Inc.,
              6.625% 04/01/04......................     1,546
   1,600    Newcourt Credit Group Inc.,
              6.875% 02/16/05(+)...................     1,561
   1,500    Salomon Smith Barney Holdings,
              6.250% 05/15/03......................     1,466
                                                     --------
                                                       14,727
                                                     --------
            BEVERAGES -- 0.9%
   1,350    J. Seagram & Sons, Inc.,
              6.625% 12/15/05......................     1,292
                                                     --------
            CHEMICALS -- SPECIALTY -- 1.2%
   1,600    Praxair, Inc.,
              6.750% 03/01/03......................     1,587
                                                     --------
            CONSTRUCTION -- 1.1%
   1,400    USG Corporation,
              9.250% 09/15/01......................     1,451
                                                     --------
            ELECTRIC POWER -- 1.9%
   1,400    Consumers Energy Company,
              6.200% 05/01/03......................     1,351
   1,300    PSEG Capital Corporation,
              6.740% 10/23/01......................     1,301
                                                     --------
                                                        2,652
                                                     --------
            FINANCIAL SERVICES -- 4.9%
   1,500    DaimlerChrysler NA Holdings,
              6.900% 09/01/04......................     1,505
   2,000    Ford Motor Credit Company,
              5.750% 02/23/04......................     1,919
   2,000    General Motors Acceptance Corporation,
              6.150% 04/05/07......................     1,882
   1,300    Sears Roebuck Acceptance Corporation,
              6.000% 03/20/03......................     1,266
                                                     --------
                                                        6,572
                                                     --------
            FOOD PRODUCERS -- 1.2%
   1,750    Nabisco Inc.,
              6.125% 02/01/33......................     1,690
                                                     --------
            GAS -- 1.9%
   1,200    KN Energy, Inc.,
              6.450% 03/01/03......................     1,164
   1,500    Williams Companies, Inc.,
              6.500% 08/01/06......................     1,433
                                                     --------
                                                        2,597
                                                     --------
            INDUSTRIAL -- 2.0%
   1,300    Case Credit Corporation,
              6.125% 02/15/03......................     1,256
                                                     --------
   1,600    Tyco International Group SA,
              6.375% 06/15/05......................     1,546
                                                     --------
                                                        2,802
                                                     --------

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1999  (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INSURANCE -- 1.6%
 $ 1,200    Aon Corporation,
              7.400% 10/01/02......................  $  1,223
   1,000    Hartford Life, Inc.,
              6.900% 06/15/04......................       997
                                                     --------
                                                        2,220
                                                     --------
            MACHINERY AND EQUIPMENT -- 1.1%
   1,600    Thermo Electron Corporation,
              7.625% 10/30/08......................     1,530
                                                     --------
            MEDIA -- 3.0%
   1,300    A.H. Belo Corporation,
              6.875% 06/01/02......................     1,289
   1,550    British Sky Broadcasting Group plc,
              6.875% 02/23/09......................     1,404
   1,300    Cox Radio, Inc.,
              6.250% 05/15/03......................     1,264
                                                     --------
                                                        3,957
                                                     --------
            OIL -- DOMESTIC -- 1.1%
   1,500    Occidental Petroleum Corporation,
              7.650% 02/15/06......................     1,509
                                                     --------
            PROFESSIONAL SERVICES -- 0.9%
   1,300    Service Corporation International,
              6.300% 03/15/03......................     1,228
                                                     --------
            TELECOMMUNICATIONS -- 1.1%
   1,575    Cable & Wireless Communications plc,
              6.375% 03/06/03......................     1,574
                                                     --------
            UTILITIES -- TELEPHONE -- 2.1%
   1,400    MCI Worldcom, Inc.,
              6.400% 08/15/05......................     1,353
   1,600    Sprint Capital Corporation,
              5.700% 11/15/03......................     1,528
                                                     --------
                                                        2,881
                                                     --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $53,162).......................    51,808
                                                     --------
            FOREIGN BONDS AND NOTES -- 1.0%
              (Cost $1,386)
   1,385    Banco Latinoamericano,
              7.200%** 05/28/02(+).................     1,374
                                                     --------
            MORTGAGE-BACKED SECURITIES -- 30.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 21.5%
   3,050    Asset Securitization Corporation,
              Series 1997-D5, Class A1C,
              6.750% 02/14/41......................     2,956
   1,850    Commercial Mortgage Acceptance
              Corporation, Series 1998-C1, Class
              A2,
              6.490% 05/15/08......................     1,781
   1,848    Criimi Mae CMBS Corporation, Series
              1998-1, Class A1,
              5.697% 10/20/01......................     1,779
   2,250    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1, Class
              A1B,
              6.480% 05/17/08......................     2,147
     500    CS First Boston Mortgage Securities
              Corporation, Series 1998-C2, Class
              A2,
              6.300% 11/15/08......................       475

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED
              SECURITIES -- (CONTINUED)
 $ 1,500    DLJ Commercial Mortgage Corporation,
              Series 1998-CF2, Class A1B,
              6.240% 11/12/31......................  $  1,416
   1,300    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08......................     1,236
   1,900    General Growth Properties, Series
              1997-1, Class A2,
              6.602% 11/15/07......................     1,841
   2,300    GMAC Commercial Mortgage Securities
              Inc., Series 1997-C2, Class A3,
              6.566% 11/15/07......................     2,213
   8,723    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1997-C4, Class X,
              1.292%** 12/26/28....................       510
   2,100    Lehman Brothers Commercial Conduit
              Mortgage Trust, Series 1998-C1,
              Class A3, 6.480% 01/18/08............     2,003
   1,000    Morgan Stanley Capital I, Series
              1998-HF2, Class A
              2,6.480% 11/15/30....................       962
   2,950    Mortgage Capital Funding, Inc., Series
              1998-MC1, Class A2,
              6.663% 01/18/08......................     2,876
   1,300    Mortgage Capital Funding, Inc., Series
              1998-MC2, Class A2,
              6.423% 05/18/08......................     1,246
   2,180    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1B,
              6.590% 03/17/28......................     2,098
   2,200    Prudential Securities Secured Financing
              Corporation, Series 1998-C1,
              Class A1B, 6.506% 07/15/08...........     2,112
  58,160    Vendee Mortgage Trust, Series 1998-1,
              Class 2, IO,
              .454%** 09/15/27.....................     1,000
  55,698    Vendee Mortgage Trust, Series 1998-3,
              Class 1, IO,
              .314%** 03/15/29.....................       766
                                                     --------
                                                       29,417
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.7%
     898    7.000% 09/01/29........................       883
  10,548    7.000% 09/01/29........................    10,365
     735    7.291%** 08/01/36......................       747
                                                     --------
                                                       11,995
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.3%
     192    10.000% 07/15/16.......................       210
      60    10.000% 07/15/17.......................        66
      83    10.000% 08/15/17.......................        91
                                                     --------
                                                          367
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $43,383).......................    41,779
                                                     --------

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1999  (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 6.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) -- 6.6%
              (Cost $9,067)
 $ 9,250    5.500% 05/15/02........................  $  9,107
            U.S. TREASURY OBLIGATIONS -- 5.4%
            U.S. TREASURY NOTES -- 2.9%
   3,000    5.500% 12/31/00........................     2,997
   1,000    5.000% 02/28/01........................       992
                                                     --------
                                                        3,989
                                                     --------
            U.S. TREASURY STRIPS -- 2.5%
   2,000    Interest only 02/15/02.................     1,748
   1,875    Interest only 11/15/04.................     1,381
   1,800    Principal only 02/15/27................       332
                                                     --------
                                                        3,461
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $7,480)........................     7,450
                                                     --------

SHARES
(000)
------
-------------------------------------------------------------
         INVESTMENT COMPANIES -- 4.7%
           (Cost $6,493)
 6,493   Nations Cash Reserves#................      6,493
                                                  --------
         TOTAL INVESTMENTS (Cost
           $137,992*)...................   98.4%   134,908
                                                  --------
         OTHER ASSETS AND
           LIABILITIES (NET)............    1.6%
         Cash..................................   $    590
         Receivable for investment securities
           sold................................      7,492
         Interest receivable...................      1,413
         Miscellaneous receivables.............        123
         Investment advisory fee payable.......        (42)
         Administration fee payable............         (6)
         Payable for investment securities
           purchased...........................     (7,334)
         Accrued Directors' fees and
           expenses............................         (1)
         Accrued expenses and other
           liabilities.........................        (14)
                                                  --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...................      2,221
                                                  --------
         NET ASSETS.....................  100.0%  $137,129
                                                  ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $262 and gross depreciation of $3,346 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $137,992.

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1999.

  (+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

NATIONS MASTER INVESTMENT TRUST
  STATEMENT OF OPERATIONS

                                                                              INTERMEDIATE BOND
                                                                                  PORTFOLIO
                                                                 -------------------------------------------
                                                                   FOR THE PERIOD
                                                                   MAY 15, 1999 TO         FOR THE PERIOD
                                                                 SEPTEMBER 30, 1999       MARCH 1, 1999 TO
                                                                     (UNAUDITED)           MAY 14, 1999(A)
                                                                 -------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $             3,529     $             1,950
                                                                 -------------------     -------------------
EXPENSES:
Investment advisory fee.....................................                     163                      97
Administration fee..........................................                      84                      16
Fund accounting fees and expenses...........................                      --                      18
Custodian fees..............................................                      16                       4
Legal and audit fees........................................                      19                      --
Directors' fees and expenses................................                      10                      --
Other.......................................................                       7                       2
                                                                 -------------------     -------------------
    Total expenses..........................................                     299                     137
Fees waived by investment advisor and/or distributor........                      (2)                    (14)
Fees reduced by credits allowed by the custodian............                      (6)                     --
                                                                 -------------------     -------------------
    Net expenses............................................                     291                     123
                                                                 -------------------     -------------------
NET INVESTMENT INCOME.......................................                   3,238                   1,827
                                                                 -------------------     -------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                  (1,516)                   (143)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................                  (1,036)                   (433)
                                                                 -------------------     -------------------
Net realized and unrealized gain/(loss) on investments......                  (2,552)                   (576)
                                                                 -------------------     -------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $               686     $             1,251
                                                                 ===================     ===================

---------------

(a) Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Nations Intermediate Bond Portfolio on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  STATEMENT OF CHANGES IN NET ASSETS

                                                                                INTERMEDIATE BOND
                                                                                    PORTFOLIO
                                                                  ----------------------------------------------
                                                                 PERIOD ENDED
                                                                   9/30/99         PERIOD ENDED       YEAR ENDED
                                                                 (UNAUDITED)         5/14/99           2/28/99
                                                                  ----------------------------------------------
(IN THOUSANDS)
Net investment income.......................................    $        3,238    $        1,827    $        8,140
Net realized gain/(loss) on investments.....................            (1,516)             (143)            1,863
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (1,036)             (433)           (3,025)
                                                                --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................               686             1,251             6,978
Contributions...............................................             8,738             9,177            62,766
Withdrawals.................................................           (28,188)          (11,824)          (38,022)
                                                                --------------    --------------    --------------
Net increase/(decrease) in net assets.......................           (18,764)           (1,396)           31,722
NET ASSETS:
Beginning of period.........................................           155,893           157,289           125,567
                                                                --------------    --------------    --------------
End of period...............................................    $      137,129    $      155,893    $      157,289
                                                                ==============    ==============    ==============

  SUPPLEMENTARY DATA

                                                                                                               WITHOUT
                                                                                                               WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            --------------
                                                      RATIO OF          RATIO OF NET                        RATIO OF
                                                      OPERATING         INVESTMENT                          OPERATING
                                                      EXPENSES          INCOME(LOSS)      PORTFOLIO         EXPENSE TO
                                                      TO AVERAGE        TO AVERAGE        TURNOVER           AVERAGE
                                                      NET ASSETS        NET ASSETS          RATE            NET ASSETS
                                                       ------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO:
Period ended 9/30/1999 (unaudited)................         0.55%+(a)         5.86%+             43%              0.57%+(a)
Period ended 5/14/1999............................         0.38+             5.61+              19               0.42+
Year ended 2/28/1999..............................         0.35              5.69              137               0.45
Year ended 2/28/1998..............................         0.35              5.99              127               0.55
Year ended 2/28/1997..............................         0.35              5.86               83               0.65
Year ended 2/29/1996..............................         0.18              6.47              172               0.68
Year ended 2/28/1995..............................         0.25              6.22              240               0.75

---------------

 + Annualized.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 1999, the Trust offered five separate series or Master Portfolios (each a "Master Portfolio" and collectively the "Master Portfolios"). These financial statements pertain only to the Intermediate Bond Master Portfolio ("the Portfolio"). Financial statements for the other portfolios of the Trust are presented under separate cover.

The following shareholders were invested in the Portfolio at September 30, 1999:

Intermediate Bond Master Portfolio:
  Nations Intermediate Bond Fund...............  65.5%
  Nations Intermediate Bond Fund (Offshore)
    (formerly World Horizon U.S. Bond Fund)....  34.5%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities valuation: Securities are valued using broker quotations or prices provided by a pricing service approved by the Board of Trustees. Certain prices provided by brokers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Certain securities may be valued by one or more principal market makers. Securities for which market quotations are not readily available are valued by the investment advisor under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Securities purchased or sold on a when-issued or delay-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

Expenses: Expenses directly attributable to the Portfolio are charged to it, while general Trust expenses are allocated among the respective portfolios of the Trust.

Federal income taxes: The Portfolio is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. Each interest holder in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. The Master Trust intends to conduct its operations in such a way that each portfolio will be able to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolio. Under the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.40% of the Portfolio's average daily net assets.

The Trust has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.15% of the Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.05% of the Portfolio's average daily net

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with. BAAI. For the six months ended September 30, 1999, BAAI earned $26,132 from the Portfolio for its co-administration services.

BNY serves as the custodian of the Trust's assets. For the six months ended September 30, 1999, expenses of the Portfolio were reduced by $6,168 under expense offset arrangements with BNY. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Effective July 1, 1999, the Board of Trustees of the Trust, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were the Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and the Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Boards receives an additional fee of 20% of the base retainer fee; the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust each paid an unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimbursed expenses incurred by each unaffiliated Trustee in attending such meetings.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, was $9,270 and $13,966, respectively, for the six months ended September 30, 1999.

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1999 was $40,514 and $57,833, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to establish and designate such shares of beneficial interest into one or more Master Portfolios.

5.  REORGANIZATION OF MASTER INVESTMENT TRUST, SERIES I

On May 21, 1999, the Intermediate Bond Master Portfolio, a newly established portfolio, acquired the assets and liabilities of Intermediate Bond Master Portfolio ("Acquired Portfolio"), a series of Master Investment Trust, Series I, pursuant to a plan of reorganization approved by its interest holders. The acquisition was accomplished by a tax-free exchange of interests of Intermediate Bond Master Portfolio in an amount equal to the outstanding interests of the Acquired Portfolio. The financial statements of the Intermediate Bond Master Portfolio reflect the historical financial results of the Acquired Portfolio prior to the reorganization. Additionally, the fiscal year end of the Intermediate Bond Master Portfolio for financial reporting purposes was changed to coincide with that of the Trust.

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                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR5 991396 (9/99)